Goldman Sachs Funds

CORE℠ EQUITY FUNDS

Annual Report August 31, 2000

Long-term capital growth potential through diversified portfolios of stocks using CORE, a proprietary quantitative approach to stock selection and portfolio construction.

M A R K E T   O V E R V I E W

Goldman Sachs CORE Equity Funds

Dear Shareholder:

During the period under review the financial markets experienced a dramatic increase in volatility. However, investors who stayed the course were generally rewarded for their disciplined approach, as many sectors of the market generated solid returns.

      Market Review: Increased Volatility and a Dramatic Correction — For the one-year reporting period that ended August 31, 2000, the U.S. stock market, as measured by the S&P 500 Index, appreciated 16.32%. However, this masked the volatile nature of the market. During the first half of the reporting period the markets rose, however the vast majority of the gains were generated by large cap growth and technology-related stocks. Then, in mid-March, the markets abruptly corrected due to continued strong economic growth, inflationary pressures and rising interest rates.

      While a range of stocks were negatively impacted by the correction, technology issues experienced the brunt of the decline. At one point the technology-heavy Nasdaq composite was down 37% from its peak. While the Nasdaq posted a one-year return of 45.93% for the period ended August 31, 2000, this was largely due to the strong performance of technology stocks late in 1999 and in the summer of 2000. However, by the end of the reporting period the Nasdaq was still off 19% from its peak. In contrast, the S&P 500 Index, which also fell during the middle of the period, recovered to the point that it was again nearing its record high by the end of August.

      Indications of Slower Economic Growth — After a series of six short-term interest rate hikes by the Federal Reserve Board (the “Fed”) to slow economic growth, the economy finally began to show signs of moderating during the summer. As such, the Fed left rates unchanged during both its June and August meetings. With the presidential election nearing, it’s now unlikely that the Fed will move to raise rates again before year-end.
      Market Outlook: More Moderate Growth — Looking ahead, we remain cautiously optimistic about the near term prospects for the U.S. equity market. Reasonable growth in the U.S., stronger demand growth outside of the U.S. (particularly in Asia), and continued productivity gains would be a combination of factors that would be quite beneficial to equities. However, we do not anticipate the 20-30% gains the stock market has provided over the past several years. As such, we believe it’s important for investors to maintain realistic expectations about their investment returns, and to maintain a long-term focus for their portfolios.

      As always, we appreciate your support and we look forward to serving your investment needs in the years to come.

Sincerely,

David B. Ford Co-Head, Goldman Sachs Asset Management	David W. Blood Co-Head, Goldman Sachs Asset Management
September 15, 2000

F U N D   B A S I C S

CORESM U.S. Equity Fund
as of August 31, 2000

P E R F O R M A N C E R E V I E W
August 31, 1999–August 31, 2000	Fund Total Return (without sales charge)[1]	S&P 500 Index[2]

Class A	18.96%	16.32%
Class B	18.03	16.32
Class C	18.03	16.32
Institutional	19.41	16.32
Service	18.83	16.32

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.

[2]	The unmanaged S&P 500 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

S T A N D A R D I Z E D T O T A L R E T U R N S [3]
For the period ended 6/30/00	Class A	Class B	Class C	Institutional	Service

One Year	2.03%	1.78%	6.04%	8.36%	7.82%
Five Years	20.22	N/A	N/A	22.34	21.62[4]
Since Inception	15.76	19.60	15.63	22.68	16.50[4]
	(5/24/91)	(5/1/96)	(8/15/97)	(6/15/95)	(5/24/91)

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

[4]	Performance data for Service shares prior to 6/7/96 is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares of the CORE U.S. Equity Fund reflects the expenses applicable to the Fund’s Class A shares. The fees applicable to Services shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 8/ 3 1 / 0 0

Holding	% of Total Net Assets	Line of Business

General Electric Co.	4.5%	Financial Services
Intel Corp.	3.5	Semiconductors
Cisco Systems, Inc.	3.3	Computer Hardware
Citigroup, Inc.	2.7	Banks
Pfizer, Inc.	2.5	Drugs
Nortel Networks Corp.	2.3	Electrical Equipment
Exxon Mobil Corp.	2.3	Energy Resources
Microsoft Corp.	2.3	Computer Software
Oracle Corp.	2.2	Computer Software
American International Group, Inc.	1.6	Property Insurance

The top 10 holdings may not be representative of the Fund’s future investments.

P E R F O R M A N C E   O V E R V I E W

CORE U.S. Equity Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE U.S. Equity Fund for the one year period that ended August 31, 2000.

Performance Review

Over the one-year period that ended August 31, 2000, the Fund’s Class A, B, C, Institutional and Service shares generated total cumulative returns, without sales charges, of 18.96%, 18.03%, 18.03%, 19.41%, and 18.83%, respectively. These figures compare favorably to the 16.32% total cumulative return of the Fund’s benchmark, the S&P 500 Index.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to buy stocks that are attractively valued and favored by fundamental research analysts, have experienced good momentum and are more stable. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.

Portfolio Positioning

The CORE investment process analyzes each stock based upon its Value and Momentum characteristics as well as a fundamental Research assessment. Over the 12-month period, on average Momentum contributed quite favorably to returns, whereas the return to Value was negative. The Research theme produced strong results during a few months, but overall, the return to Research was flat.

However, during much of the reporting period, our themes produced results that were contrary to what we would expect. This was typically the result of the dramatic shifts in investor preferences and the extreme volatility in the financial markets. For example, during the second quarter, the spread between the daily high and low prices for the S&P 500 index averaged 2.0%, versus the long-term average of 1.2%. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) hit its highest level in over 20 years. However, in July and August market volatility decreased substantially and our themes produced results that were closer to our expectations, which enhanced our overall returns during the reporting period.

Portfolio Highlights

The Fund’s best relative performers were stocks in the technology and consumer non-cyclicals sectors. Some examples of particularly strong contributors to relative return include:

  Technology holdings Veritas Software (up 254%), Qualcomm (up 25%) and PMC-Sierra (up 432%).
  Automobile manufacturer General Motors (up 92%) and utility company Calpine Inc. (up 124%).
  Consumer non-cyclical firm Nabisco Group Holdings (up 64%).

P E R F O R M A N C E   O V E R V I E W

Portfolio Outlook

The market we’ve experienced during the last year has been highly unusual. While this year’s high level of volatility posed challenges, we believe it could positively impact the long-term health of the financial markets by creating a number of investment opportunities. To a great extent, the market’s speculative nature has diminished, and we’re beginning to see a return to more “normal” levels of volatility.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, high-earnings-quality stocks should perform better than those with lower earnings quality as should those favored by research analysts. We anticipate remaining fully invested and expect that the value we add over time will be due to exposures to our investment themes coupled with careful management of portfolio risk.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, September 15, 2000

F U N D   B A S I C S

CORESM Large Cap Growth Fund
as of August 31, 2000

P E R F O R M A N C E R E V I E W

August 31, 1999–August 31, 2000	Fund Total Return (without sales charge)[1]	Russell 1000 Growth Index[2]

Class A	33.73%	33.45%
Class B	32.78	33.45
Class C	32.84	33.45
Institutional	34.34	33.45
Service	33.64	33.45

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.
[2]	The unmanaged Russell 1000 Growth Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

S TA N D A R D I Z E D T O T A L R E TU R N S [3]

For the period ended 6/30/00	Class A	Class B	Class C	Institutional	Service

One Year	18.69%	19.62%	23.63%	26.03%	25.50%
Five Years	26.64[4]	N/A	N/A	28.33 [4]	27.96 [4]
Since Inception	21.83[4]	26.99	23.45	22.80 [4]	27.59 [4]
	(11/11/91)	(5/1/97)	(8/15/97)	(11/11/91)	(11/11/91)

[3] The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

[4] Performance data for Institutional and Service shares prior to May 1, 1997 (commencement of operations) is that of Class A shares. Class A share performance for such period is that of a predecessor separate account (which converted into Class A shares) adjusted to reflect the higher fees and expenses applicable to the Fund’s Class A shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and investment objectives of the CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the “Act”) and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 8 / 3 1 / 0 0

Holding	% of Total Net Assets	Line of Business

Intel Corp.	6.8%	Semiconductors
General Electric Co.	6.1	Financial Services
Cisco Systems, Inc.	5.8	Computer Hardware
Pfizer, Inc.	3.5	Drugs
Microsoft Corp.	3.2	Computer Software
Oracle Corp.	3.0	Computer Software
Sun Microsystems, Inc.	2.8	Computer Hardware
EMC Corp.	2.8	Computer Hardware
Corning, Inc.	2.4	Electrical Equipment
Merck & Co., Inc.	1.9	Drugs

The top 10 holdings may not be representative of the Fund’s future investments.

P E R F O R M A N C E   O V E R V I E W

CORE Large Cap Growth Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE Large Cap Growth Fund for the one year period that ended August 31, 2000.

Performance Review

Over the one-year period that ended August 31, 2000, the Fund’s Class A, B, C, Institutional and Service shares generated total cumulative returns, without sales charges, of 33.73%, 32.78%, 32.84%, 34.34%, and 33.64%, respectively. These figures compare to the 33.45% total cumulative return of the Fund’s benchmark, the Russell 1000 Growth Index.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to buy stocks that are attractively valued and favored by fundamental research analysts, have experienced good momentum and are more stable. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.

Portfolio Positioning

The CORE investment process analyzes each stock based upon its Value and Momentum characteristics as well as a fundamental Research assessment. During much of the reporting period, our themes produced erratic results, experiencing some of the best and some of the worst months since inception. This was typically the result of the dramatic shifts in investor preferences and the extreme volatility in the financial markets. For example, during the second quarter, the spread between the daily high and low prices for the NASDAQ Composite index averaged 4.3%, versus the long-term average of 1.1%. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) hit its highest level in over 20 years. However, in July and August market volatility decreased substantially and our themes produced results that were closer to our expectations.

Portfolio Highlights

The Fund’s best performers were stocks in technology and financial sectors. Some examples of particularly strong contributors to relative return include:

  Technology holdings Qualcomm (up 25%), Applied Micro Circuits (up 390%) and Oracle Systems (up 398%).
  Telecommunications stock Nortel (up nearly 200%).
  Biotechnology leader Amgen (up 82%).

P E R F O R M A N C E   O V E R V I E W

Portfolio Outlook

Using any number of measures, the market we’ve experienced during the last year has been highly unusual. And while this year’s high level of volatility was difficult for novice and experienced investors alike, we believe it could serve to be a positive for the long-term health of the financial markets, as it created a number of investment opportunities. To a great extent, the very speculative nature of the market that was driving returns has diminished. And we’re already beginning to see a return to more “normal” levels of volatility.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, high-earnings-quality stocks should perform better than those with lower earnings quality as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to exposures to our investment themes coupled with careful management of portfolio risk.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York
September 13, 2000

F U N D   B A S I C S

CORESM Small Cap Equity Fund
as of August 31, 2000

P E R F O R M A N C E R E V I E W

August 31, 1999–August 31, 2000	Fund Total Return (without sales charge)[1]	Russell 2000 Index[2]

Class A	26.10%	27.15%
Class B	25.17	27.15
Class C	25.35	27.15
Institutional	26.60	27.15
Service	25.93	27.15

1 The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.
The Fund’s performance assumes the reinvestment of dividends and other distributions.

2 The unmanaged Russell 2000 Index (with dividends reinvested) figures do not reflect any fees or expenses.
In addition, investors cannot invest directly in the Index.

S TA N D A R D I Z E D TO T A L R E T U R N S [3]

For the period ended 6/30/00	Class A	Class B	Class C	Institutional	Service

One Year	8.10%	8.49%	12.56%	14.81%	14.26%
Since Inception	5.42	5.80	6.79	7.92	7.44
(8/15/97)

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 8 / 3 1 / 0 0

Holding	% of Total Net Assets	Line of Business

Silicon Valley Bancshares	0.9%	Banks
CMP Group, Inc.	0.7	Electrical Utilities
Precision Castparts Corp.	0.7	Defense/Aerospace
RGS Energy Group, Inc.	0.7	Electrical Utilities
C&D Technologies, Inc.	0.6	Heavy Electrical
Bindley Western Industries, Inc.	0.6	Drugs
Pulitzer, Inc.	0.6	Publishing
MRV Communications, Inc.	0.6	Electrical Equipment
Exar Corp.	0.6	Semiconductors
The Dexter Corp.	0.6	Chemicals

The top 10 holdings may not be representative of the Fund’s future investments.
7

P E R F O R M A N C E   O V E R V I E W

CORE Small Cap Equity Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE Small Cap Equity Fund for the one year period that ended August 31, 2000.

Performance Review

Over the one-year period that ended August 31, 2000, the Fund’s Class A, B, C, Institutional and Service shares generated cumulative total returns, without sales charges, of 26.10%, 25.17%, 25.35%, 26.60%, and 25.93%, respectively. These figures compare to the 27.15% cumulative total return of the Fund’s benchmark, the Russell 2000 Index.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to buy stocks that are attractively valued and favored by fundamental research analysts, have experienced good momentum and are more stable. These themes are considered relative to the Russell 2000 Index. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.

Portfolio Positioning

The CORE investment process analyzes each stock based upon its Value and Momentum Risk characteristics as well as a fundamental Research assessment. During the first part of the reporting period, Momentum produced results that were highly contrary to what we would expect, whereas returns to Research were extremely positive. In very late 1999 and early 2000, Value experienced its biggest shortfall since the inception of our data. Late in the period, growth and value jockeyed back and forth, and overall value produced much better results than early on. This was typically the result of the dramatic shifts in investor preferences and the extreme volatility in the financial markets. For example, during the second quarter, the spread between the daily high and low prices for the S&P 500 index averaged 2.0%, versus the long-term average of 1.2%. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) hit its highest level in over 20 years. However, in July and August market volatility decreased substantially and our themes produced results that were closer to our expectations.

P E R F O R M A N C E   O V E R V I E W

Portfolio Highlights

The Fund’s holdings beat their sector peers by the widest margin in the consumer services, basic materials and utilities sectors. Some examples of the biggest contributors to active returns included:

▪	Health care companies Quest Diagnostics (up 183%), Millenium Pharmaceuticals (up 279%), and Alpharma Inc. (up 68%).
▪	Technology stocks Peregrine Systems (up 110%) and Sawtek (up 74%)
▪	Utility company Avista Corp. (up170%)

Portfolio Outlook

Using any number of measures, the market we’ve experienced during the last year has been highly unusual. And while this year’s high level of volatility was difficult for novice and experienced investors alike, we believe it could serve to be a positive for the long-term health of the financial markets, as it created a number of investment opportunities. To a great extent, the very speculative nature of the market that was driving returns has diminished. And we’re already beginning to see a return to more “normal” levels of volatility.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, high-earnings-quality stocks should perform better than those with lower earnings quality as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to exposures to our investment themes coupled with careful management of portfolio risk.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York September 13, 2000

F U N D   B A S I C S

CORESM Large Cap Value Fund
as of August 31, 2000

P E R F O R M A N C E R E V I E W

August 31, 1999–August 31, 2000	Fund Total Return (without sales charge)[1]	Russell 1000 Value Index[2]

Class A	4.68%	4.15%
Class B	3.96	4.15
Class C	3.97	4.15
Institutional	5.20	4.15
Service	4.60	4.15

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.
[2]	The unmanaged Russell 1000 Value Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

S TA N D A R D I Z E D T O T A L R ET U R N S [3]

For the period ended 6/30/00	Class A	Class B	Class C	Institutional	Service

One Year	–14.31%	–14.47%	–10.78%	–8.95%	–9.38%
Since Inception	–2.01	–1.74	1.02	2.11	1.63
(12/31/98)

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 8/ 3 1 / 0 0

Holding	% of Total Net Assets	Line of Business

Citigroup, Inc.	4.8%	Banks
Exxon Mobil Corp.	4.1	Energy Resources
Johnson & Johnson	2.5	Medical Products
American International Group Inc.	2.2	Property Insurance
Verizon Communications	2.2	Telephone
AT&T Corp.	2.1	Telephone
Morgan Stanley Dean Witter & Co.	1.9	Security/Asset Managment
SBC Communications, Inc.	1.9	Telephone
Bank of America Corp.	1.7	Banks
The Walt Disney Co.	1.7	Entertainment

The top 10 holdings may not be representative of the Fund’s future investments.

P E R F O R M A N C E   O V E R V I E W

CORE Large Cap Value Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE Large Cap Value Fund for the one year period that ended August 31, 2000.

Performance Review

Over the one-year period that ended August 31, 2000, the Fund’s Class A, B, C, Institutional and Service shares generated cumulative total returns, without sales charges, of 4.68%, 3.96%, 3.97%, 5.20%, and 4.60%, respectively. These figures compare to the 4.15% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. We seek to buy stocks that are attractively valued and favored by fundamental research analysts, have experienced good momentum and are more stable. These themes are considered relative to the Russell 1000 Value Index. The diversification of our models typically adds value, because when one theme doesn’t work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average. Portfolios are constructed taking into account stocks’ risk characteristics as well as their expected returns.

As the Fund’s returns indicate, large-cap value stocks did not produce exceptionally strong results during the report period. In the first part of the period a small handful of growth stocks — mostly in the technology sector — led the market. As such, value stocks lagged their growth stock counterparts. However, the market correction that occurred this spring drew investors back to the compelling valuations offered by many value offerings. In fact, during five of the first eight months of 2000 value stocks outperformed growth stocks. Yet, growth stocks produced such strong results in the three months they led the market that they have outperformed value stocks by almost seven percentage points for the year-to-date period that ended August 31, 2000.

Portfolio Positioning

The CORE investment process analyzes each stock based upon its Value and Momentum characteristics as well as a fundamental Research assessment. During much of the reporting period our themes produced erratic results, experiencing some of the best and some of the worst months since inception. This was typically the result of the dramatic shifts in investor preferences and the extreme volatility in the financial markets. For example, during the second quarter, the spread between the daily high and low prices for the S&P 500 index averaged 2.0%, versus the long-term average of 1.2%. In addition, the monthly return dispersion (the spread between the best- and worst-performing stocks) hit its highest level in over 20 years. However, in July and August market volatility decreased substantially. Over the 12-month period, only the Research theme experienced negative returns within the Value universe. Returns to Value theme were flat during the period.

PERFORMANCE   OVERVIEW

Portfolio Highlights

The Fund’s best performers were stocks in the financial, consumer cyclical, telecommunications and consumer non-cyclical sectors. Some examples of particularly strong contributors to relative return include:

▪	Telecommunications company BCE Inc. (up 116%).
▪	Utility firm Calpine Corp. (up 337%)
▪	Financial services holding Lehman Brothers (up 164%).

Portfolio Outlook

Using any number of measures, the market we’ve experienced during the last year has been highly unusual. And while this year’s high level of volatility was difficult for novice and experienced investors alike, we believe it could serve to be a positive for the long-term health of the financial markets, as it created a number of investment opportunities. To a great extent, the very speculative nature of the market that was driving returns has diminished. And we’re already beginning to see a return to more “normal” levels of volatility.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, high-earnings-quality stocks should perform better than those with lower earnings quality as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to exposures to our investment themes coupled with careful management of portfolio risk.

We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York September 13, 2000

F U N D   B A S I C S

CORESM International Equity Fund
as of August 31, 2000

P E R F O R M A N C E R E V I E W

August 31, 1999–August 31, 2000	Fund Total Return (without sales charge)[1]	MSCI Gross EAFE Index[2]

Class A	6.92%	9.81%
Class B	6.36	9.81
Class C	6.34	9.81
Institutional	7.62	9.81
Service	7.05	9.81

1 The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund’s performance assumes the reinvestment of dividends and other distributions.

2 The unmanaged Morgan Stanley Capital International (MSCI) Gross Europe, Australasia, Far East (EAFE) Index (with dividends reinvested) is a market capitalization weighted composite of securities in 21 developed markets, including Australia, Austria, Belgium, Denmark, Finland, Germany, Hong Kong, Ireland, Italy, Japan and the United Kingdom. Total returns are calculated without dividends reinvested. Investors cannot invest directly in the Index. The Index figures do not reflect any fees or expenses.

S T A N D A R D I Z E D T O T A L R E T U R N S [3]

For the period ended 6/30/00	Class A	Class B	Class C	Institutional	Service

One Year	7.70%	8.22%	12.39%	14.75%	14.20%
Since Inception	4.76	5.39	6.37	7.54	7.04
(8/15/97)

[3] The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

T O P 1 0 H O L D I N G S A S O F 8 / 31 / 00

Holding	% of Total Net Assets	Line of Business

Royal Dutch Petroleum Co.	3.2%	Energy Resources
Telefonica de Espana SA	2.9	Telecommunications
Siemens AG	2.4	Electrical Equipment
Nokia Oyj	2.2	Telecommunications
ING Groep NV	2.1	Financial Services
Koninklijke Royal Phillips Electronics NV	1.9	Appliance
Toyota Motor Corp.	1.8	Auto
Nippon Telephone & Telegraphic Corp.	1.7	Telecommunications
Allianz AG	1.7	Insurance
Deutsche Telekom AG	1.6	Telecommunications

The top 10 holdings may not be representative of the Fund’s future investments.

P E R F O R M A N C E   O V E R V I E W

CORE International Equity Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE International Equity Fund for the one year period that ended August 31, 2000.

Performance Review

During the one-year period that ended August 31, 2000, the Fund’s Class A, B, C, Institutional and Service shares generated cumulative total returns, without sales charges, of 6.92%, 6.36%, 6.34%, 7.62%, and 7.05%, respectively. These figures compare to the 9.81% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index.

The CORE strategy is designed to add value at both the country and security level by focusing on three categories of investment themes — Relative Value, Momentum and Low Risk. Each strategy is based on sound economic reasoning and then validated through rigorous empirical research. These strategies are combined to form views on the countries and stocks in our investment universe. Our approach seeks to identify attractive equity markets, and attractive stocks within those markets, while managing the amount of risk relative to a specified benchmark. The goal of our portfolio construction process is to maximize exposure to our model’s return forecasts while mitigating unintended active risks.

Regional Allocations

In general, the Fund benefited from our strategy’s country tilts, especially an underweight position in the UK, which lagged most of the other countries in the index. In addition, a tilt towards Germany helped the Fund, although a small underexposure in Finland detracted from performance over the period.

Sector Allocations

Our strategy remains sector neutral within countries, so that sector tilts within the portfolio are residual to country allocation decisions. Among the strongest performing sectors were the Telecommunications and Consumer Discretionary sectors, while the Utilities sector generated the weakest results. During the reporting period stock selection was generally weakest within the Information Technology sector, and strongest within the Health Care sector.

Stock Selection

The portfolio lagged the benchmark primarily due to stock selection within countries, particularly within France and the UK. Despite good stock selection within the Netherlands, Italy and Switzerland, the overall portfolio was hampered by a difficult environment for our investment themes during this period. Over the long-term, we expect our focus on stocks with good momentum and value characteristics, as well as favorable risk profiles, should identify stocks that will outperform the index.

P E R F O R M A N C E   O V E R V I E W

Portfolio Outlook

As always, the Fund remains substantially invested in stocks, and our general portfolio characteristics are targeted to stay relatively close to that of the MSCI EAFE index. Based on our investment strategy, we will continue to emphasize a diversified portfolio of stocks with strong value and momentum characteristics while managing the overall risk profile.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York
September 15, 2000

G O L D M A N   S A C H S   C O R E   E Q U I T Y   F U N D S

The Goldman Sachs Advantage

Founded in 1869, Goldman, Sachs & Co. is a premier financial services firm traditionally known on Wall Street and around the world for its institutional expertise.

Today, the firm’s Investment Management Division provides individual investors the opportunity to tap the resources of a global institutional powerhouse — and put this expertise to work in their individual portfolios .

What Sets Goldman Sachs Funds Apart?

To learn more about the Goldman Sachs Funds, call your investment professional today.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Performance Summary
August 31, 2000

The following graph shows the value, as of August 31, 2000, of a $10,000 investment made on May 24, 1991 (commencement of operations) in Class A shares (maximum sales charge of 5.5%) of the Goldman Sachs CORE U.S. Equity Fund. For comparative purposes, the performance of the Fund’s benchmark (the Standard and Poor’s 500 Index with dividends reinvested (“S& P 500 Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

CORE U.S. Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested May 24, 1991 to August 31, 2000.

$54,000
$49,000
$44,000
$39,000
$34,000
$29,000
$24,000
$19,000
$14,000
$9,000
Class A
S&P 500 Index
$49,602
$40,347
5/24/91
8/91
8/92
8/93
8/94
8/95
8/96
8/97
8/98
8/99
8/00

Average Annual Total Return through August 31, 2000	Since Inception	Five Years	One Year

Class A (commenced May 24, 1991)
Excluding sales charges	16.92%	22.05%	18.96%
Including sales charges	16.22%	20.68%	12.42%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	20.75%	n/a	18.03%
Including contingent deferred sales charges	20.43%	n/a	12.49%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	16.97%	n/a	18.03%
Including contingent deferred sales charges	16.97%	n/a	16.92%

Institutional Class (commenced June 15, 1995)	23.32%	22.71%	19.41%

Service Class (commenced June 7, 1996)	21.32%	n/a	18.83%

GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments
August 31, 2000
Shares	Description	Value

Common Stocks – 99.7%

Airlines – 0.4%
70,800	Delta Air Lines, Inc.	$ 3,504,600
51,000	UAL Corp.	2,435,250

		5,939,850

Banks – 6.5%
189,562	Bank of America Corp.	10,153,415
669,000	Citigroup, Inc.	39,052,875
29,250	Fifth Third Bancorp	1,350,984
106,900	Firstar Corp.	2,552,237
244,500	FleetBoston Financial Corp.	10,437,094
119,100	Mellon Financial Corp.	5,389,275
90,100	PNC Financial Services Group	5,310,269
72,500	SunTrust Banks, Inc.	3,579,687
200,150	The Chase Manhattan Corp.	11,183,381
124,500	Wells Fargo & Co.	5,376,844

		94,386,061

Chemicals – 1.5%
43,000	Aptargroup, Inc.	1,002,438
25,400	Avery Dennison Corp.	1,373,187
73,400	Minnesota Mining & Manufacturing Co.	6,826,200
22,200	PPG Industries, Inc.	899,100
26,400	Praxair, Inc.	1,168,200
391,700	The Dow Chemicals Co.	10,257,644

		21,526,769

Clothing – 0.3%
231,800	The Limited, Inc.	4,636,000

Computer Hardware – 9.6%
176,900	Apple Computer, Inc.*	10,779,844
42,200	Cabletron Systems, Inc.*	1,579,863
690,800	Cisco Systems, Inc.*	47,406,150
69,500	Dell Computer Corp.*	3,031,937
196,000	EMC Corp.*	19,208,000
150,100	Hewlett-Packard Co.	18,124,575
79,300	Network Appliance, Inc.*	9,278,100
56,943	Palm, Inc.*	2,505,492
22,500	SanDisk Corp.*	1,878,750
80,800	Seagate Technology, Inc.*	4,797,500
157,900	Sun Microsystems, Inc.*	20,043,431

		138,633,642

Computer Software – 7.0%
14,500	Adobe Systems, Inc.	1,885,000
129,200	International Business Machines, Inc.	17,054,400
470,500	Microsoft Corp.*	32,846,781
346,100	Oracle Corp.*	31,473,469
9,100	Sabre Holdings Corp.	253,662
14,800	Sapient Corp.*	777,000
22,400	Siebel Systems, Inc.*	4,431,000
101,900	VERITAS Software Corp.*	12,285,319

		101,006,631

Construction – 0.1%
43,700	Fluor Corp.	1,308,269

Shares	Description	Value

Common Stocks – (continued)

Consumer Durables – 0.5%
68,100	Sherwin-Williams Co.	$ 1,566,300
132,800	Whirlpool Corp.	5,046,400

		6,612,700

Defense/Aerospace – 0.7%
22,400	Northrop Grumman Corp.	1,743,000
153,200	The Boeing Co.	8,215,350

		9,958,350

Department Store – 2.2%
234,600	Federated Department Stores, Inc.*	6,480,825
61,700	Sears, Roebuck & Co.	1,924,269
217,400	Target Corp.	5,054,550
373,800	Wal-Mart Stores, Inc.	17,732,137

		31,191,781

Drugs – 7.6%
156,300	Allergan, Inc.	11,429,437
141,700	Amgen, Inc.*	10,742,631
25,100	Bristol-Myers Squibb Co.	1,330,300
44,200	Cardinal Health, Inc.	3,616,113
14,500	Celera Genomics*	1,572,344
31,200	Chiron Corp.*	1,686,750
58,600	Eli Lilly & Co.	4,277,800
18,200	Genentech, Inc.*	3,467,100
57,600	MedImmune, Inc.*	4,845,600
284,100	Merck & Co., Inc.	19,851,487
23,200	Millennium Pharmaceuticals*	3,320,500
22,500	PE Corp-PE Biosystems Group	2,213,438
848,750	Pfizer, Inc.	36,708,437
87,873	Pharmacia Corp.	5,146,063

		110,208,000

Electrical Equipment – 6.5%
117,000	ADC Telecommunications, Inc.*	4,789,687
17,200	Advanced Fibre Communications, Inc.*	909,181
8,600	CIENA Corp.*	1,906,512
67,700	Corning, Inc.	22,201,369
188,900	General Dynamics Corp.	11,888,894
105,600	Lucent Technologies, Inc.	4,415,400
44,300	Motorola, Inc.	1,597,569
413,081	Nortel Networks Corp.	33,691,919
31,800	QUALCOMM, Inc.*	1,904,025
50,000	Scientific-Atlanta, Inc.	3,896,875
19,400	Teradyne, Inc.	1,257,363
26,500	Terayon Communication Systems, Inc.	1,470,750
91,500	Vishay Intertechnology, Inc.*	3,688,594

		93,618,138

Electrical Utilities – 2.2%
117,800	Calpine Corp.*	11,662,200
42,200	Constellation Energy Group	1,614,150
67,400	Duke Energy Corp.	5,042,362
48,400	Dynegy, Inc.	2,178,000
50,000	FPL Group, Inc.	2,668,750
122,700	Public Service Enterprise	4,447,875
78,200	Unicom Corp.	3,572,763

		31,186,100

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE U.S. EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Energy Resources – 5.3%
39,900	Apache Corp.	$ 2,513,700
122,300	Chevron Corp.	10,334,350
72,300	Enron Corp.	6,136,462
408,358	Exxon Mobil Corp.	33,332,222
39,100	Kerr-McGee Corp.	2,470,631
24,500	Phillips Petroleum Co.	1,515,938
339,700	Royal Dutch Petroleum Co. ADR	20,785,394

		77,088,697

Entertainment – 1.2%
271,600	The Walt Disney Co.	10,575,425
93,200	Viacom, Inc. Class B*	6,273,525

		16,848,950

Financial Services – 5.8%
43,500	American Express Co.	2,571,937
99,200	Comdisco, Inc.	2,380,800
68,900	Federal National Mortgage Assn.	3,703,375
1,120,500	General Electric Co.	65,759,344
60,900	Marsh & McLennan Cos., Inc.	7,231,875
18,500	Providian Financial Corp.	2,126,344

		83,773,675

Food & Beverage – 3.9%
243,416	Archer-Daniels-Midland Co.	2,145,106
168,800	ConAgra, Inc.	3,091,150
41,300	General Mills, Inc.	1,326,762
50,800	H.J. Heinz Co.	1,936,750
88,500	IBP, Inc.	1,421,531
346,000	Nabisco Group Holdings Corp.	9,709,625
192,400	Nabisco Holdings Corp.	10,281,375
385,400	PepsiCo., Inc.	16,427,675
58,000	Supervalu, Inc.	866,375
94,800	The Coca-Cola Co.	4,988,850
73,900	The Pepsi Bottling Group, Inc.	2,346,325
22,000	The Quaker Oats Co.	1,494,625

		56,036,149

Forest – 0.4%
153,100	Georgia-Pacific Group	4,095,425
28,300	Kimberly-Clark Corp.	1,655,550

		5,750,975

Gold – 0.1%
115,500	Barrick Gold Corp.	1,840,781

Grocery – 0.4%
63,034	Safeway, Inc.*	3,108,364
101,400	The Kroger Co.*	2,300,513

		5,408,877

Heavy Electrical – 0.3%
63,100	Emerson Electric Co.	4,176,431

Home Products – 0.5%
70,300	Colgate-Palmolive Co.	3,580,906
1	Energizer Holdings, Inc.*	20
95,600	Fortune Brands, Inc.	2,437,800

Shares	Description	Value

Common Stocks – (continued)

Home Products – (continued)
46,800	Ralston Purina Group	$ 1,058,850

		7,077,576

Hotels – 0.2%
152,000	Park Place Entertainment Corp.*	2,232,500

Industrial Parts – 1.6%
72,100	Ingersoll-Rand Co.	3,285,056
54,600	Parker-Hannifin Corp.	1,900,762
227,186	Tyco International Ltd.	12,949,602
89,300	United Technologies Corp.	5,575,669

		23,711,089

Industrial Services – 0.4%
126,400	Hertz Corp.	3,871,000
69,600	Robert Half International, Inc.*	2,214,150

		6,085,150

Information Services – 0.8%
73,500	Automatic Data Processing, Inc.	4,382,437
19,400	Computer Sciences Corp.*	1,533,813
36,600	Electronic Data Systems Corp.	1,823,138
83,500	First Data Corp.	3,981,906

		11,721,294

Internet – 1.5%
245,900	America Online, Inc.*	14,415,888
57,700	Yahoo!, Inc.*	7,010,550

		21,426,438

Leisure – 0.8%
181,800	Eastman Kodak Co.	11,317,050

Life Insurance – 1.6%
34,400	AFLAC, Inc.	1,857,600
25,800	American General Corp.	1,878,563
84,000	Cigna Corp.	8,169,000
112,300	UnitedHealth Group, Inc.	10,612,350

		22,517,513

Media – 2.1%
116,800	Fox Entertainment Group, Inc.*	3,379,900
325,200	General Motors Corp. Class H*	10,772,250
116,500	Infinity Broadcasting Corp.*	4,412,437
140,500	Time Warner, Inc.	12,012,750

		30,577,337

Medical Products – 2.3%
75,700	Abbott Laboratories	3,311,875
18,900	Bausch & Lomb, Inc.	675,675
63,400	Baxter International, Inc.	5,278,050
240,400	Johnson & Johnson	22,101,775
25,600	Medtronic, Inc.	1,312,000

		32,679,375

Medical Providers – 0.2%
197,300	Beverly Enterprises, Inc.*	1,023,494
67,400	HCA-The Healthcare Corp.	2,325,300

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments (continued)
August 31, 2000
Shares	Description	Value

Common Stocks – (continued)

Medical Providers – (continued)
1	Lifepoint Hospitals, Inc.*	$ 30
1	Triad Hospitals, Inc.*	29

		3,348,853

Mining – 0.4%
160,000	Alcan Aluminium Ltd.	5,250,000
26,300	Nucor Corp.	966,525

		6,216,525

Motor Vehicle – 1.9%
399,283	Ford Motor Co.	9,657,657
220,000	General Motors Corp.	15,881,250
45,300	Johnson Controls, Inc.	2,420,719

		27,959,626

Oil Refining – 0.1%
70,600	Tosco Corp.	2,153,300

Oil Services – 0.4%
59,600	BJ Services Co.*	3,993,200
36,700	Noble Drilling Corp.*	1,779,950

		5,773,150

Property Insurance – 3.0%
209,112	Allstate Corp.	6,077,317
259,789	American International Group, Inc.	23,153,695
18,500	Jefferson-Pilot Corp.	1,224,469
26,400	Loews Corp.	2,136,750
85,500	MGIC Investment Corp.	5,028,469
58,100	The Hartford Financial Services Group, Inc.	3,870,912
33,000	The PMI Group, Inc.	2,046,000

		43,537,612

Publishing – 0.2%
28,300	Dow Jones & Co., Inc.	1,770,519
25,400	Knight-Ridder, Inc.	1,387,475

		3,157,994

Railroads – 0.1%
91,800	Burlington Northern Santa Fe Corp.	2,054,025

Restaurants – 0.2%
43,800	Brinker International, Inc.*	1,390,650
47,000	Tricon Global Restaurants, Inc.*	1,368,875

		2,759,525

Security/Asset Management – 2.1%
208,300	AXA Financial, Inc.	10,779,525
21,900	Lehman Brothers Holdings, Inc.	3,175,500
10,300	Merrill Lynch & Co., Inc.	1,493,500
92,500	Morgan Stanley Dean Witter & Co.	9,949,531
143,450	The Charles Schwab Corp.	5,477,997

		30,876,053

Semiconductors – 8.7%
141,400	Advanced Micro Devices, Inc.*	5,320,175
58,500	Analog Devices, Inc.*	5,879,250
70,100	Applied Materials, Inc.*	6,050,506
23,300	Applied Micro Circuits Corp.*	4,728,444
22,900	Broadcom Corp.*	5,725,000
674,400	Intel Corp.	50,495,700
148,700	JDS Uniphase Corp.*	18,510,827

Shares	Description	Value

Common Stocks – (continued)

Semiconductors – (continued)
18,600	KLA-Tencor Corp.*	$ 1,220,625
92,500	Micron Technology, Inc.*	7,561,875
7,400	PMC-Sierra, Inc.*	1,746,400
14,200	SDL, Inc.*	5,641,837
140,100	Texas Instruments, Inc.	9,377,944
38,400	Xilinx, Inc.*	3,412,800

		125,671,383

Specialty Retail – 1.5%
24,500	Avnet, Inc.	1,466,938
93,300	Lowes Co., Inc.	4,181,006
256,900	The Home Depot, Inc.	12,347,256
90,400	Tiffany & Co.	3,762,900

		21,758,100

Telephone – 5.1%
463,475	AT&T Corp.	14,599,462
45,200	BCE, Inc.	1,017,000
399,500	BellSouth Corp.	14,906,344
74,800	Citizens Communications Co.*	1,220,175
294,222	SBC Communications, Inc.	12,283,768
218,100	Sprint Corp.	7,306,350
260,118	Verizon Communications	11,347,648
304,000	WorldCom, Inc.*	11,096,000

		73,776,747

Thrifts – 0.2%
46,700	Golden West Financial Corp.	2,224,088

Tobacco – 0.6%
247,300	Philip Morris Cos., Inc.	7,326,263
48,800	R.J. Reynolds Tobacco Holdings, Inc.	1,750,700

		9,076,963

Wireless – 0.7%
53,900	AT&T Wireless Group*	1,411,506
50,600	Telephone & Data Systems, Inc.	5,869,600
33,900	United States Cellular Corp.*	2,493,769

		9,774,875

TOTAL COMMON STOCKS
(Cost $1,098,258,504)		$1,440,600,967

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 0.2%

Joint Repurchase Agreement Account IIˆ
$2,500,000	6.66%	09/01/2000	$ 2,500,000

TOTAL REPURCHASE AGREEMENT
(Cost $2,500,000)			$ 2,500,000

TOTAL INVESTMENTS
(Cost $1,100,758,504)			$ 1,443,100,967

*	Non-income producing security.

ˆ	Joint repurchase agreement was entered into on August 31, 2000.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Performance Summary
August 31, 2000

The following graph shows the value, as of August 31, 2000, of a $10,000 investment made on May 1, 1997 (commencement of operations) in Class A shares (maximum sales charge of 5.5%) of the Goldman Sachs CORE Large Cap Growth Fund. For comparative purposes, the performance of the Fund’s benchmark (Russell 1000 Growth Index with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A shares will vary from Class B, Class C, Institutional and Service shares due to differences in fees and loads.

CORE Large Cap Growth Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested May 1, 1997 to August 31, 2000.

$25,000
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
Class A
Russell 1000 Growth Index
$24,484
$22,250
5/1/97
8/97
2/98
8/98
2/99
8/99
2/00
8/00

Average Annual Total Return through August 31, 2000	Since Inception	One Year

Class A (commenced May 1, 1997)
Excluding sales charges	29.22%	33.73%
Including sales charges	27.06%	26.38%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	28.32%	32.78%
Including contingent deferred sales charges	27.80%	27.76%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	24.49%	32.84%
Including contingent deferred sales charges	24.49%	31.84%

Institutional Class (commenced May 1, 1997)	29.64%	34.34%

Service Class (commenced May 1, 1997)	29.03%	33.64%

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments
August 31, 2000

Shares	Description	Value

Common Stocks – 98.5%

Apparel – 0.2%
55,900	Nike, Inc. Class B	$ 2,211,544

Chemicals – 0.6%
34,400	Praxair, Inc.	1,522,200
249,700	The Dow Chemicals Co.	6,539,019

		8,061,219

Clothing – 0.8%
252,100	Intimate Brands, Inc.	4,065,112
243,300	The Limited, Inc.	4,866,000
25,000	The Talbots, Inc.	1,673,438

		10,604,550

Computer Hardware – 16.6%
48,100	3Com Corp.	799,663
4,500	Alteon Websystems, Inc.*	666,000
171,100	Apple Computer, Inc.*	10,426,406
20,400	Brocade Communications Systems, Inc.*	4,606,575
1,154,900	Cisco Systems, Inc.*	79,255,012
98,400	Dell Computer Corp.*	4,292,700
13,100	Digital Lightwave, Inc.*	1,149,525
6,700	Echelon Corp.*	315,319
388,600	EMC Corp.*	38,082,800
10,200	Extreme Networks, Inc.*	949,237
161,100	Hewlett-Packard Co.	19,452,825
140,500	Network Appliance, Inc.*	16,438,500
98,909	Palm, Inc.*	4,351,996
19,300	Redback Networks, Inc.*	2,882,937
6,300	RSA Security, Inc.*	372,094
20,500	SanDisk Corp.*	1,711,750
50,000	Seagate Technology, Inc.*	2,968,750
300,100	Sun Microsystems, Inc.*	38,093,944

		226,816,033

Computer Software – 10.9%
44,400	Adobe Systems, Inc.	5,772,000
2,400	Agile Software Corp.*	166,650
70,100	BEA Systems, Inc.*	4,771,181
6,100	CheckFree Corp.*	316,056
1,900	Entrust Technologies, Inc.*	56,525
18,100	i2 Technologies, Inc.*	3,062,294
132,800	International Business Machines, Inc.	17,529,600
6,600	Internet Security Systems, Inc.*	534,600
24,100	Intuit, Inc.*	1,442,988
12,100	Mercury Interactive Corp.*	1,478,469
617,600	Microsoft Corp.*	43,116,200
13,000	Networks Associates, Inc.*	336,375
443,600	Oracle Corp.*	40,339,875
12,600	Rational Software Corp.*	1,621,462
7,400	Red Hat, Inc.*	185,925
15,200	Sapient Corp.*	798,000
29,700	Siebel Systems, Inc.*	5,875,031
23,700	TIBCO Software, Inc.*	2,415,919
147,425	VERITAS Software Corp.*	17,773,927
39,300	Vignette Corp.*	1,498,312

		149,091,389

Shares	Description	Value

Common Stocks – (continued)

Defense/Aerospace – 0.8%
198,200	The Boeing Co.	$ 10,628,475

Department Store – 2.1%
190,100	Federated Department Stores, Inc.*	5,251,512
41,000	Sears, Roebuck & Co.	1,278,688
183,700	Target Corp.	4,271,025
368,000	Wal-Mart Stores, Inc.	17,457,000

		28,258,225

Drugs – 11.4%
144,400	Allergan, Inc.	10,559,250
27,300	Alpharma, Inc.	1,545,863
245,400	Amgen, Inc.*	18,604,387
99,000	Cardinal Health, Inc.	8,099,437
33,800	Celera Genomics*	3,665,188
18,700	Chiron Corp.*	1,010,969
73,100	Eli Lilly & Co.	5,336,300
38,600	Forest Laboratories, Inc.*	3,777,975
46,200	Genentech, Inc.*	8,801,100
42,200	IVAX Corp.*	1,461,175
14,300	Medarex, Inc.*	1,580,150
61,400	MedImmune, Inc.*	5,165,275
380,300	Merck & Co., Inc.	26,573,462
39,700	Millennium Pharmaceuticals*	5,682,062
34,500	PE Corp-PE Biosystems Group	3,393,938
1,114,475	Pfizer, Inc.	48,201,044
43,700	Schering-Plough Corp.	1,753,463

		155,211,038

Electrical Equipment – 9.4%
158,400	ADC Telecommunications, Inc.*	6,484,500
33,000	Advanced Fibre Communications, Inc.*	1,744,359
22,500	Amphenol Corp.*	1,440,000
56,200	AVX Corp.	1,682,487
35,300	CIENA Corp.*	7,825,569
20,600	Comverse Technology, Inc.*	1,893,912
9,300	Copper Mountain Networks, Inc.*	557,419
99,000	Corning, Inc.	32,465,812
21,800	Credence Systems Corp.*	1,276,663
14,100	Ditech Communications Corp.*	831,900
7,000	GlobeSpan, Inc.*	843,063
4,000	Harmonic, Inc.*	134,000
194,400	KEMET Corp.*	5,832,000
36,400	Level 3 Communications, Inc.*	3,175,331
285,900	Lucent Technologies, Inc.	11,954,194
35,100	Motorola, Inc.	1,265,794
15,500	Newport Corp.	2,464,500
159,148	Nortel Networks Corp.	12,980,509
10,700	Power-One, Inc.*	1,695,281
27,300	Powerwave Technologies, Inc.*	1,313,812
91,800	QUALCOMM, Inc.*	5,496,525
114,300	Scientific-Atlanta, Inc.	8,908,256
15,000	Sycamore Networks, Inc.*	2,062,500
64,100	Tektronix, Inc.	4,883,619
37,900	Teradyne, Inc.	2,456,394

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
21,800	Terayon Communication Systems, Inc.*	$ 1,209,900
140,550	Vishay Intertechnology, Inc.*	5,665,922

		128,544,221

Electrical Utilities – 0.5%
59,200	Calpine Corp.*	5,860,800
23,964	Dynegy, Inc.	1,078,380

		6,939,180

Energy Resources – 1.0%
73,100	Apache Corp.	4,605,300
54,700	Devon Energy Corp.	3,203,369
61,300	Kerr-McGee Corp.	3,873,394
32,500	Murphy Oil Corp.	2,169,375

		13,851,438

Entertainment – 0.8%
247,900	The Walt Disney Co.	9,652,606
21,900	Viacom, Inc. Class B*	1,474,144

		11,126,750

Environmental Services – 0.2%
163,400	Republic Services, Inc.*	2,389,725

Financial Services – 6.1%
1,429,900	General Electric Co.	83,917,256

Food & Beverage – 2.5%
224,200	ConAgra, Inc.	4,105,662
50,100	Hormel Foods Corp.	773,419
285,100	IBP, Inc.	4,579,419
50,800	Keebler Foods Co.	2,327,275
289,200	Nabisco Group Holdings Corp.	8,115,675
105,000	PepsiCo., Inc.	4,475,625
54,900	Supervalu, Inc.	820,069
31,300	SYSCO Corp.	1,324,381
50,400	The Coca-Cola Co.	2,652,300
144,000	The Pepsi Bottling Group, Inc.	4,572,000

		33,745,825

Heavy Electrical – 0.1%
21,700	Molex, Inc.	1,146,031

Hotels – 0.1%
30,800	Marriott International, Inc.	1,216,600

Industrial Services – 0.5%
169,200	Hertz Corp.	5,181,750
58,500	Robert Half International, Inc.*	1,861,031

		7,042,781

Information Services – 1.5%
41,900	Automatic Data Processing, Inc.	2,498,287
72,600	Computer Sciences Corp.*	5,739,937
27,100	Convergys Corp.*	1,060,288
15,900	DST Systems, Inc.*	1,494,600
96,800	Electronic Data Systems Corp.	4,821,850
500	Healtheon/WebMD Corp.*	8,813

Shares	Description	Value

Common Stocks – (continued)

Information Services – (continued)
8,000	HomeStore.com, Inc.*	$ 433,500
9,500	Internap Network Services Corp.*	342,000
8,969	MarchFirst, Inc.*	173,774
25,300	Omnicom Group, Inc.	2,110,969
25,800	The Interpublic Group of Cos., Inc.	986,850
12,800	TMP Worldwide, Inc.*	885,600

		20,556,468

Internet – 5.6%
6,000	Akamai Technologies, Inc.*	453,375
29,700	Amazon.com, Inc.*	1,232,550
415,500	America Online, Inc.*	24,358,687
3,100	Ameritrade Holding Corp.*	58,319
29,400	Ariba, Inc.*	4,626,825
11,000	Art Technology Group, Inc.*	1,121,313
9,800	At Home Corp. Series A*	142,713
36,000	BroadVision, Inc.*	1,242,000
600	CacheFlow, Inc.*	65,625
34,600	CMGI, Inc.*	1,548,350
3,100	CNET Networks, Inc.*	103,850
31,700	Commerce One, Inc.*	1,982,241
1,400	Critical Path, Inc.*	108,150
5,900	Digex, Inc.*	499,656
16,100	DoubleClick, Inc.*	655,069
19,200	E*TRADE Group, Inc.*	340,800
4,000	E.piphany, Inc.*	416,000
19,400	eBay, Inc.*	1,202,800
2,600	Efficient Networks, Inc.*	139,709
72,300	Exodus Communications, Inc.*	4,948,031
28,300	InfoSpace.com, Inc.*	1,103,700
14,900	Inktomi Corp.*	1,942,587
37,700	Juniper Networks, Inc.*	8,058,375
11,000	Kana Communications, Inc.*	441,375
12,200	Liberate Technologies, Inc.*	375,150
13,400	Lycos, Inc.*	951,400
7,900	Macromedia, Inc.*	545,964
4,600	Phone.com, Inc.*	425,213
14,500	Portal Software, Inc.*	801,125
6,800	Priceline.com, Inc.*	184,875
8,000	Proxicom, Inc.*	193,500
18,700	PSINet, Inc.*	328,419
14,700	RealNetworks, Inc.*	715,706
5,600	Scient Corp.*	151,550
6,800	Software.com, Inc.*	989,825
35,812	VeriSign, Inc.*	7,122,111
17,500	VerticalNet, Inc.*	931,875
9,000	Vitria Technology, Inc.	423,000
46,200	Yahoo!, Inc.*	5,613,300

		76,545,113

Media – 1.8%
31,000	Fox Entertainment Group, Inc.*	897,063
207,700	General Motors Corp. Class H*	6,880,062
102,500	Infinity Broadcasting Corp.*	3,882,188
157,900	Time Warner, Inc.	13,500,450

		25,159,763

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statements of Investments (continued)
August 31, 2000

Shares	Description	Value

Common Stocks – (continued)

Medical Products – 2.4%
142,700	Abbott Laboratories	$ 6,243,125
33,500	Baxter International, Inc.	2,788,875
144,000	Johnson & Johnson	13,239,000
102,800	Medtronic, Inc.	5,268,500
19,000	MiniMed, Inc.*	1,364,140
63,100	Stryker Corp.	2,827,669
11,500	Techne Corp.*	1,098,250

		32,829,559

Medical Providers – 0.1%
17,500	Quest Diagnostics, Inc.*	2,165,625

Oil Services – 0.1%
28,100	BJ Services Co.*	1,882,700

Publishing – 0.3%
38,200	Dow Jones & Co., Inc.	2,389,887
25,700	Knight-Ridder, Inc.	1,403,863

		3,793,750

Security/Asset Management – 2.3%
29,800	A.G. Edwards, Inc.	1,549,600
84,300	Lehman Brothers Holdings, Inc.	12,223,500
64,900	Merrill Lynch & Co., Inc.	9,410,500
14,500	Morgan Stanley Dean Witter & Co.	1,559,656
188,500	The Charles Schwab Corp.	7,198,344

		31,941,600

Semiconductors – 15.1%
149,000	Advanced Micro Devices, Inc.*	5,606,125
68,800	Analog Devices, Inc.*	6,914,400
39,700	Applied Materials, Inc.*	3,426,606
73,700	Applied Micro Circuits Corp.*	14,956,494
25,800	Broadcom Corp.*	6,450,000
35,000	Integrated Device Technology, Inc.*	3,071,250
1,233,000	Intel Corp.	92,320,875
197,740	JDS Uniphase Corp.*	24,615,540
113,700	Micron Technology, Inc.*	9,294,975
23,100	PMC-Sierra, Inc.*	5,451,600
12,000	QLogic Corp.*	1,362,000
24,400	RF Micro Devices, Inc.*	1,088,850
30,600	SDL, Inc.*	12,157,763
242,600	Texas Instruments, Inc.	16,239,037
26,700	TriQuint Semiconductor, Inc.*	1,476,844
16,300	Xilinx, Inc.*	1,448,663

		205,881,022

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – 2.0%
73,700	CVS Corp.	$ 2,736,113
24,000	Lowes Co., Inc.	1,075,500
327,550	The Home Depot, Inc.	15,742,872
154,100	Tiffany & Co.	6,414,412
35,100	Zale Corp.*	1,296,506

		27,265,403

Telephone – 1.7%
108,080	AT&T Corp.	3,404,520
344,700	BCE, Inc.	7,755,750
27,200	BellSouth Corp.	1,014,900
39,000	NEXTLINK Communications, Inc.*	1,367,437
64,833	SBC Communications, Inc.	2,706,778
200,850	WorldCom, Inc.*	7,331,025

		23,580,410

Wireless – 1.0%
299,100	AT&T Wireless Group*	7,832,682
20,300	Sprint Corp. (PCS Group)*	1,018,806
36,900	Telephone & Data Systems, Inc.	4,280,400

		13,131,888

TOTAL COMMON STOCKS
(Cost $955,579,423)		$1,345,535,581

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.2%

Joint Repurchase Agreement Account IIˆ
$16,300,000	6.66%	09/01/2000	$ 16,300,000

TOTAL REPURCHASE AGREEMENT
(Cost $16,300,000)			$ 16,300,000

TOTAL INVESTMENTS
(Cost $971,879,423)			$1,361,835,581

*	Non-income producing security.

ˆ	Joint repurchase agreement was entered into on August 31, 2000.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Performance Summary
August 31, 2000

The following graph shows the value, as of August 31, 2000, of a $10,000 investment made on August 15, 1997 (commencement of operations) in Institutional shares at (NAV) of the Goldman Sachs CORE Small Cap Equity Fund. For comparative purposes, the performance of the Fund’s benchmark (Russell 2000 Growth Index with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

CORE Small Cap Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 15, 1997 to August 31, 2000.

Average Annual Total Return through August 31, 2000	Since Inception	One Year

Class A (commenced August 15, 1997)
Excluding sales charges	8.90%	26.10%
Including sales charges	6.90%	19.11%

Class B (commenced August 15, 1997)
Excluding contingent deferred sales charges	8.11%	25.17%
Including contingent deferred sales charges	7.27%	20.17%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	8.20%	25.35%
Including contingent deferred sales charges	8.20%	24.35%

Institutional Class (commenced August 15, 1997)	9.34%	26.60%

Service Class (commenced August 15, 1997)	8.81%	25.93%

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments
August 31, 2000

Shares	Description	Value

Common Stocks – 99.6%

Airlines – 0.5%
17,700	America West Holdings Corp. Class B*	$ 258,863
30,200	Frontier Airlines, Inc.*	517,175

		776,038

Alcohol – 0.2%
9,900	The Robert Mondavi Corp.*	405,900

Apparel – 0.5%
23,600	Phillips-Van Heusen Corp.	215,350
9,500	Skechers U.S.A., Inc.*	169,219
12,300	Springs Industries, Inc.	367,462
13,200	Steven Madden Ltd.*	162,525

		914,556

Banks – 4.0%
30,300	Brookline Bancorp, Inc.	357,919
27,100	Cullen/Frost Bankers, Inc.	840,100
9,900	First Charter Corp.	159,019
9,900	GBC Bancorp	374,962
8,500	Greater Bay Bancorp	527,000
44,491	Imperial Bancorp	967,679
30,600	Independence Community Bank Corp.	415,012
2,600	Net.B@nk, Inc.*	29,575
27,300	Silicon Valley Bancshares*	1,573,162
13,300	Southwest Bancorp of Texas, Inc.*	386,531
12,700	The South Financial Group, Inc.	165,100
25,300	Trustco Bank Corp.	325,738
18,500	United Bankshares, Inc.	367,688
25,100	United Community Financial Corp.	158,444

		6,647,929

Chemicals – 3.0%
30,600	Albemarle Corp.	759,262
23,800	Arch Chemicals, Inc.	432,862
10,200	Brady Corp.	295,163
19,300	Cambrex Corp.	905,894
14,500	Cytec Industries, Inc.*	483,937
28,100	Millennium Chemicals, Inc.	463,650
19,100	Spartech Corp.	472,725
16,600	The Dexter Corp.	981,475
36,200	W.R. Grace & Co.*	287,338

		5,082,306

Clothing – 1.3%
11,600	AnnTaylor Stores Corp.*	417,600
6,100	Hot Topic, Inc.*	172,706
21,900	The Cato Corp.	271,013
22,000	The Neiman Marcus Group, Inc.*	738,375
42,200	Venator Group, Inc.*	590,800

		2,190,494

Computer Hardware – 3.3%
23,200	Advanced Digital Information Corp.*	394,400
10,250	Avocent Corp.*	498,406
4,800	Cylink Corp.*	68,400

Shares	Description	Value

Common Stocks – (continued)

Computer Hardware – (continued)
1,100	Globix Corp.*	$ 29,494
5,700	Identix, Inc.*	82,650
17,900	Imation Corp.*	398,275
16,700	InFocus Corp.*	807,862
5,700	Interlink Electronics, Inc.*	147,488
52,500	Iomega Corp.*	216,562
6,900	Mercury Computer Systems, Inc.*	195,572
9,100	MIPS Technologies, Inc.*	520,975
4,100	MMC Networks, Inc.*	499,431
2,700	Osicom Technologies, Inc.*	159,300
6,900	RadiSys Corp.*	385,969
2,500	SCM Microsystems, Inc.*	136,094
4,900	Secure Computing Corp.*	122,194
12,000	Take-Two Interactive Software, Inc.*	166,312
12,000	Zebra Technologies Corp.*	648,000

		5,477,384

Computer Software – 5.9%
18,200	Actuate Corp.*	472,062
3,800	Adept Technology, Inc.*	189,762
11,000	Advent Software, Inc.*	677,875
4,200	Allaire Corp.*	142,538
4,700	Aspen Technology, Inc.*	215,906
24,300	Avant! Corp.*	353,869
3,100	Bluestone Software, Inc.*	72,463
16,200	CACI International, Inc.*	364,500
4,900	Cerner Corp.*	186,506
8,700	Clarus Corp.*	526,350
2,400	Click2learn.com, Inc.*	36,450
2,700	Documentum, Inc.*	193,219
2,200	Excalibur Technologies Corp.*	104,500
23,400	eXcelon Corp.*	188,663
14,700	FileNET Corp.*	282,975
7,300	HNC Software, Inc.*	397,166
10,600	Hyperion Solutions Corp.*	335,225
18,500	IMR Global Corp.*	219,687
5,400	Informatica Corp.*	540,000
5,900	Information Architects Corp.*	37,613
9,800	Intergraph Corp.*	58,800
1,100	Manhattan Associates, Inc.*	51,013
7,600	Manugistics Group, Inc.*	666,900
33,800	Mentor Graphics Corp.*	637,975
7,500	National Computer Systems, Inc.	544,687
5,600	NetIQ Corp.*	316,400
8,500	New Era of Networks, Inc.*	298,031
15,800	Progress Software Corp.*	216,262
10,900	Puma Technology, Inc.*	265,006
9,950	Radiant Systems, Inc.*	170,394
12,900	Remedy Corp.*	301,537
1,600	Retek, Inc.*	55,100
5,100	Verity, Inc.*	233,325
2,300	WatchGuard Technologies, Inc.*	112,988
8,000	WebTrends Corp.*	301,375
3,100	ZixIt Corp.*	151,125

		9,918,247

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Construction – 3.4%
31,300	Centex Corp.	$ 903,787
20,500	D.R. Horton, Inc.	402,312
14,100	Granite Construction, Inc.	320,775
12,400	Insituform Technologies, Inc.*	380,525
19,200	M.D.C. Holdings, Inc.	481,200
27,800	Morrison Knudsen Corp.*	333,600
18,900	NCI Building Systems, Inc.*	333,113
11,900	NVR, Inc.*	874,650
16,100	Pulte Corp.	530,294
28,800	Standard Pacific Corp.	473,400
19,100	The Ryland Group, Inc.	469,144
19,500	URS Corp.*	257,156

		5,759,956

Consumer Durables – 0.7%
5,800	Harman International Industries, Inc.	445,150
27,800	Pier 1 Imports, Inc.	326,650
14,900	The Toro Co.	450,725

		1,222,525

Defense/Aerospace – 0.9%
26,100	Kaman Corp.	342,563
16,400	Precision Castparts Corp.	1,246,400

		1,588,963

Department Store – 0.1%
18,900	Value City Department Stores, Inc.*	170,100

Drugs – 7.6%
5,900	Allscripts, Inc.*	172,206
17,100	Alpharma, Inc.	968,287
23,400	AmeriSource Health Corp.*	813,150
3,700	Aurora Biosciences Corp.*	252,988
12,250	Barr Laboratories, Inc.*	869,750
17,000	Bergen Brunswig Corp.	159,375
35,010	Bindley Western Industries, Inc.	1,008,726
8,400	Biosite Diagnostics, Inc.*	584,325
14,500	Cell Genesys, Inc.*	446,781
5,500	Cubist Pharmaceuticals, Inc.*	336,188
28,700	Dura Pharmaceuticals, Inc.*	791,044
6,400	Emisphere Technologies, Inc.*	211,200
6,700	Enzon, Inc.*	407,862
5,600	GelTex Pharmaceuticals, Inc.*	226,888
7,200	Genome Therapeutics Corp.*	180,900
25,500	Herbalife International, Inc.	247,031
10,800	ILEX Oncology, Inc.*	356,400
11,700	Immunomedics, Inc.*	292,500
1,200	Luminex Corp.*	48,000
4,900	Maxim Pharmaceuticals, Inc.*	299,819
13,300	Medicis Pharmaceutical Corp.*	857,019
2,700	Myriad Genetics, Inc.*	377,662
6,800	Neose Technologies, Inc.*	278,800
13,700	Noven Pharmaceuticals, Inc.*	575,400
8,700	Pharmacopeia, Inc.*	364,856
9,884	Priority Healthcare Corp. Class B*	570,801
13,900	SciClone Pharmaceuticals, Inc.*	164,194

Shares	Description	Value

Common Stocks – (continued)

Drugs – (continued)
7,200	SuperGen, Inc.*	$ 141,750
16,800	Syncor International Corp.*	672,000

		12,675,902

Electrical Equipment – 7.0%
6,600	Advanced Energy Industries, Inc.*	377,025
8,250	Aeroflex, Inc.*	303,187
1,700	Anaren Microwave, Inc.*	200,706
19,400	Anixter International, Inc.*	679,000
5,200	Celeritek, Inc.*	233,350
6,600	Checkpoint Systems, Inc.*	52,800
5,300	Cobalt Networks, Inc.*	263,013
7,100	Coherent, Inc.*	571,550
8,500	DSP Group, Inc.*	393,125
9,700	FEI Co.	292,213
18,300	Glenayre Technologies, Inc.*	199,013
2,300	Keithley Instruments, Inc.	174,656
13,600	Kent Electronics Corp.*	397,800
21,600	Kimball International, Inc. Class B	367,200
10,500	Littelfuse, Inc.*	381,281
10,900	LTX Corp.*	278,631
8,400	Methode Electronics, Inc.	505,050
12,900	MRV Communications, Inc.*	994,106
8,900	Nanometrics, Inc.*	442,775
10,800	Natural MicroSystems Corp.*	805,275
6,000	Netro Corp.*	495,750
5,000	Network Equipment Technologies, Inc.*	60,313
8,200	Park Electrochemical Corp.	329,537
2,700	PC-Tel, Inc.*	75,600
5,500	Photon Dynamics, Inc.*	258,156
5,100	Plexus Corp.*	789,225
12,500	Robotic Vision Systems, Inc.*	158,594
25,700	Sensormatic Electronics Corp.*	427,262
2,500	Tollgrade Communications, Inc.*	277,969
4,200	Trimble Navigation Ltd.*	174,563
9,000	Vicor Corp.*	392,625
13,100	Westell Technologies, Inc.*	209,600
2,200	Zygo Corp.*	174,625

		11,735,575

Electrical Utilities – 2.4%
42,700	CMP Group, Inc.	1,254,312
14,700	Empire District Electric Co.	381,281
35,600	Public Service Co. of New Mexico	760,950
44,900	RGS Energy Group, Inc.	1,116,888
10,500	UIL Holdings Corp.	528,281

		4,041,712

Energy Resources – 1.6%
25,900	Cross Timbers Oil Co.	684,731
7,900	Patina Oil & Gas Corp.	167,875
25,200	Southwestern Energy Co.	195,300
9,500	St. Mary Land & Exploration Co.	393,062
19,100	Tom Brown, Inc.*	415,425

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
August 31, 2000

Shares	Description	Value

Common Stocks – (continued)

Energy Resources – (continued)
9,300	Veritas DGC, Inc.*	$ 248,194
26,700	Vintage Petroleum, Inc.	560,700

		2,665,287

Entertainment – 0.3%
34,000	Handleman Co.*	420,750

Equity REIT – 5.4%
11,100	Alexandria Real Estate Equities, Inc.	388,500
28,500	Bedford Property Investors, Inc.	553,969
35,500	Brandywine Realty Trust	727,750
18,000	EastGroup Properties, Inc.	393,750
30,100	Glenborough Reality Trust, Inc.	560,612
36,400	Health Care Property Investors, Inc.	957,775
17,600	LNR Property Corp.	374,000
12,000	Mid-America Apartment Communities, Inc.	290,250
17,600	Pacific Gulf Properties, Inc.	491,700
7,000	Parkway Properties, Inc.	222,250
20,600	Prentiss Properties Trust	500,837
20,700	Realty Income Corp.	470,925
13,900	Shurgard Storage Centers, Inc.	330,994
20,900	SL Green Reality Corp.	560,381
17,400	Storage USA, Inc.	524,175
27,500	Summit Properties, Inc.	639,375
15,000	Sun Communities, Inc.	464,063
13,000	Weingarten Reality Investors	526,500

		8,977,806

Financial Services – 2.1%
31,500	Advanta Corp.	409,500
33,100	AmeriCredit Corp.*	914,387
10,200	Arthur J. Gallagher & Co.	499,800
26,800	Credit Acceptance Corp.*	160,800
1,500	ePlus, Inc.*	29,344
8,000	Financial Federal Corp.*	170,000
20,350	Metris Cos., Inc.	731,328
3,400	NextCard, Inc.*	27,944
34,700	Security Capital Group, Inc. Class B*	589,900

		3,533,003

Food & Beverage – 1.8%
19,600	Agribrands International, Inc.*	779,100
24,600	Corn Products International, Inc.	618,075
33,200	Fleming Cos., Inc.	512,525
26,900	Pilgrim’s Pride Corp.	183,256
6,200	Smithfield Foods, Inc.*	164,688
13,700	Suiza Foods Corp.*	685,000

		2,942,644

Forest – 0.7%
47,800	Louisiana-Pacific Corp.	504,888
22,300	United Stationers, Inc.*	723,356

		1,228,244

Shares	Description	Value

Common Stocks – (continued)

Gas Utilities – 1.1%
18,900	California Water Services Group	$ 496,125
22,000	Oneok, Inc.	702,625
11,600	SEMCO Energy, Inc.	174,000
23,700	UGI Corp.	540,656

		1,913,406

Gold – 0.2%
32,800	Freeport-McMoRan Copper & Gold, Inc. Class B*	321,850

Grocery – 0.3%
8,300	Whole Foods Market, Inc.*	419,150

Heavy Electrical – 2.1%
14,350	A.O. Smith Corp.	226,013
24,500	Belden, Inc.	640,062
19,000	C&D Technologies, Inc.	1,049,750
21,150	Cable Design Technologies Corp.*	571,050
17,300	Cummins Engine Co., Inc.	614,150
14,600	International FiberCom, Inc.*	344,925

		3,445,950

Heavy Machinery – 0.6%
7,200	NACCO Industries, Inc.	337,500
34,200	Trinity Industries, Inc.	662,625

		1,000,125

Home Products – 0.3%
20,800	Playtex Products, Inc.*	247,000
9,700	Zomax, Inc.*	188,544

		435,544

Hotels – 0.8%
29,000	Argosy Gaming Co.*	464,000
49,400	Aztar Corp.*	719,387
33,900	Boyd Gaming Corp.*	156,788

		1,340,175

Industrial Parts – 2.5%
9,800	Brooks Automation, Inc.*	542,062
25,900	Clarcor, Inc.	534,188
3,500	Cymer, Inc.*	160,781
18,500	Flowserve Corp.	342,250
12,100	Hughes Supply, Inc.	257,730
18,000	Kennametal, Inc.	461,250
9,000	Mattson Technology, Inc.*	196,875
46,800	The Timken Co.	763,425
8,100	Thomas Industries, Inc.	163,519
27,500	Watts Industries, Inc.	309,375
20,800	York International Corp.	517,400

		4,248,855

Industrial Services – 3.0%
19,900	Aaron Rents, Inc. Class B	273,625
18,000	Avis Rent A Car, Inc.*	553,500
10,300	Chemed Corp.	315,437
38,000	Dollar Thrifty Automotive Group, Inc.*	859,750

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Industrial Services – (continued)
4,300	Frontline Capital Group*	$ 75,519
5,200	Hall, Kinion & Associates, Inc.*	171,600
4,800	Heidrick & Struggles International, Inc.*	279,000
6,700	Learning Tree International, Inc.*	458,531
13,600	Rent-A-Center, Inc.*	447,950
10,100	Rent-Way, Inc.*	247,450
24,350	Rollins Truck Leasing Corp.	164,363
9,400	Rollins, Inc.	141,000
20,200	The Wackenhut Corp.	286,587
18,800	United Rentals, Inc.*	390,100
7,200	XTRA Corp.*	319,500

		4,983,912

Information Services – 2.7%
1,700	AGENCY.COM, Inc.*	40,694
3,400	Analysts International Corp.	28,263
4,400	BARRA, Inc.*	253,550
10,200	Braun Consulting, Inc.*	165,750
4,600	Calico Commerce, Inc.*	46,431
2,700	Cheap Tickets, Inc.*	28,688
6,400	Cognizant Technology Solutions Corp.*	273,600
11,600	Cyber-Care, Inc.*	68,875
2,900	Data Return Corp.*	57,773
9,400	Diamond Technology Partners, Inc.*	599,837
3,800	Digital Insight Corp.*	100,700
13,400	F.Y.I., Inc.*	522,600
7,900	Fair Isaac & Co., Inc.	362,906
5,500	Forrester Research, Inc.*	336,187
3,700	HotJobs.com, Ltd.*	70,531
17,000	infoUSA, Inc.	105,188
9,300	Interliant, Inc.*	123,225
800	Keynote Systems, Inc.*	24,200
1,700	McAfee.com Corp.*	44,731
2,400	Metricom, Inc.*	97,650
3,200	Modem Media, Inc.*	33,800
5,400	MP3.com, Inc.*	44,550
3,400	Multex.com, Inc.*	73,950
6,000	Nanogen, Inc.*	144,750
5,500	Netcentives, Inc.*	52,938
8,000	Network Commerce, Inc.*	44,000
11,600	Pegasus Systems, Inc.*	230,550
2,200	PurchasePro.com, Inc.*	127,119
13,300	Sylvan Learning Systems, Inc.*	192,019
30,400	Technology Solutions Co.	94,050
3,800	The TriZetto Group, Inc.*	38,950
3,400	Travelocity.com, Inc.*	46,750
4,900	U.S. Interactive, Inc.*	38,281

		4,513,086

Internet – 4.0%
2,000	24/7 Media, Inc.*	28,875
2,800	About.com, Inc.*	122,150
6,100	AppNet, Inc.*	301,569
4,100	Ask Jeeves, Inc.*	125,050
5,400	Axent Technologies, Inc.*	128,250

Shares	Description	Value

Common Stocks – (continued)

Internet – (continued)
6,700	Be Free, Inc.*	$ 40,619
5,900	Broadbase Software, Inc.*	123,531
2,400	CareInsite, Inc.*	53,700
9,700	Digital Island*	287,969
1,200	DigitalThink, Inc.*	40,875
2,600	Digitas, Inc.*	35,750
5,800	eGain Communications Corp.*	75,762
1,900	eMerge Interactive, Inc.*	41,919
3,100	F5 Networks, Inc.*	179,800
1,800	FirePond, Inc.*	37,575
2,000	GetThere.com, Inc.*	34,750
5,400	GlobalNet Financial.com, Inc.*	53,325
4,800	Go2Net, Inc.*	331,200
3,200	GoAmerica, Inc.*	35,000
5,100	GoTo.com, Inc.*	94,987
8,300	High Speed Access Corp.*	47,725
1,400	Hotel Reservations Network, Inc.*	49,263
4,400	IDT Corp.*	174,900
3,000	IMPSAT Fiber Networks, Inc.*	46,500
1,100	Interactive Intelligence, Inc.*	48,744
10,000	Internet Pictures Corp.*	78,125
2,500	internet.com Corp.*	78,750
11,100	Intertrust Technologies Corp.*	178,294
4,100	InterWorld Corp.*	82,512
6,000	Interwoven, Inc.*	576,000
3,100	IntraNet Solutions, Inc.*	140,469
8,300	iXl Enterprises, Inc.*	79,369
2,600	LifeMinders, Inc.*	78,000
7,700	LookSmart, Ltd.*	128,975
9,300	Mail.com, Inc.*	58,706
3,400	Marimba, Inc.*	57,375
1,500	MatrixOne, Inc.*	51,750
2,000	Media Metrix, Inc.*	49,500
4,200	MyPoints.com, Inc.*	57,225
1,600	NBC Internet, Inc.*	16,800
3,500	Net Perceptions, Inc.*	49,656
3,100	Netegrity, Inc.*	272,800
2,800	Netopia, Inc.*	102,550
4,400	Network Access Solutions Corp.*	34,925
900	Nuance Communications, Inc.*	118,462
1,900	OneMain.com, Inc.*	18,733
1,300	ORATEC Interventions, Inc.*	46,231
1,500	OTG Software, Inc.*	33,563
3,100	Packeteer, Inc.*	149,187
2,900	Persistence Software, Inc.*	49,300
2,600	Primus Knowledge Solutions, Inc.*	61,263
5,700	Prodigy Communications Corp.*	42,928
4,200	Quintus Corp.*	54,863
6,100	Rare Medium Group, Inc.*	61,000
9,100	Rhythms NetConnections, Inc.*	81,900
1,300	Saba Software, Inc.*	37,213
5,100	SciQuest.com, Inc.*	49,088
1,100	Selectica, Inc.*	52,456
1,200	SmartServ Online, Inc.*	44,175
2,200	SonicWall, Inc.*	167,475
1,900	SportsLine.com, Inc.*	33,606

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
August 31, 2000

Shares	Description	Value

Common Stocks – (continued)

Internet – (continued)
300	StarMedia, Network, Inc.*	$ 2,550
4,400	Ticketmaster Online-CitySearch, Inc. Class B*	105,875
1,900	Tumbleweed Communications Corp.*	118,987
2,800	Tut Systems, Inc.*	281,750
5,000	Ventro Corp.*	71,250
3,600	VIA NET.WORKS, Inc.*	46,575
3,700	Viador, Inc.*	34,225
7,300	Viant Corp.*	101,287
3,000	WorldGate Communications, Inc.*	59,250

		6,634,761

Leisure – 1.2%
21,000	Fairfield Communities, Inc.*	168,000
17,300	Pinnacle Entertainment, Inc.*	356,812
3,700	Quokka Sports, Inc.*	25,438
8,500	Russ Berrie & Company, Inc.	174,250
15,750	SCP Pool Corp.*	461,672
37,350	Station Casinos, Inc.*	536,906
18,200	WMS Industries, Inc.*	291,200

		2,014,278

Life Insurance – 0.5%
14,578	Delphi Financial Group, Inc.	603,165
12,500	FBL Financial Group, Inc.	184,375

		787,540

Media – 0.7%
8,200	Gaylord Entertainment Co.	214,225
13,500	Insight Communications, Inc.*	240,469
11,600	Media General, Inc.	597,400
11,700	Playboy Enterprises, Inc. Class B*	171,844

		1,223,938

Medical Products – 2.4%
11,100	ADAC Laboratories*	248,362
11,400	ArthroCare Corp.*	507,300
17,600	Henry Schein, Inc.*	323,400
6,400	Invacare Corp.	172,400
45,500	Owens & Minor, Inc.	696,719
7,300	PolyMedica Corp.*	259,150
9,900	Respironics, Inc.*	187,481
16,700	Scott Technologies, Inc.*	316,256
21,200	The Cooper Cos., Inc.	696,950
14,500	Varian Medical Systems, Inc.	666,094

		4,074,112

Medical Providers – 2.1%
37,100	AmeriPath, Inc.*	505,488
21,200	Apria Healthcare Group, Inc.*	315,350
24,000	Foundation Health Systems, Inc.*	421,500
7,800	Laboratory Corp. of America Holdings	922,837
48,700	Omnicare, Inc.	666,581
21,600	Triad Hospitals, Inc.*	623,700

		3,455,456

Shares	Description	Value

Common Stocks – (continued)

Mining – 1.9%
15,500	AK Steel Holding Corp.	$ 168,563
29,900	Commercial Metals Co.	835,331
24,400	CONSOL Energy, Inc.	507,825
17,000	Mueller Industries, Inc.*	536,562
37,000	National Steel Corp. Class B	150,313
23,200	Quanex Corp.	433,550
18,400	Reliance Steel & Aluminum Corp.	379,500
8,400	U.S. Can Corp.*	160,650

		3,172,294

Motor Vehicle – 0.6%
33,000	Lear Corp.*	711,562
5,600	Oshkosh Truck Corp.	198,800
13,000	Winnebago Industries, Inc.	166,563

		1,076,925

Oil Refining – 0.5%
10,900	Northwestern Corp.	237,075
24,000	Western Gas Resources, Inc.	526,500

		763,575

Oil Services – 1.2%
8,600	Atwood Oceanics, Inc.*	390,225
85,500	Parker Drilling Co.*	614,531
15,000	Patterson Energy, Inc.*	470,625
11,000	Seitel, Inc.	172,563
8,900	UTI Energy Corp.*	331,525

		1,979,469

Property Insurance – 1.2%
7,800	Argonaut Group, Inc.	128,700
21,800	Fidelity National Financial, Inc.	434,637
15,200	First American Financial Corp.	250,800
7,800	HCC Insurance Holdings, Inc.	164,775
6,900	PMA Capital Corp.	116,438
7,700	SCPIE Holdings, Inc.	167,475
11,800	Stewart Information Services Corp.	158,562
19,800	The Commerce Group, Inc.	514,800

		1,936,187

Publishing – 1.6%
19,100	ADVO, Inc.*	781,906
8,300	Penton Media, Inc.	259,894
23,400	Pulitzer, Inc.	1,007,662
16,800	The Standard Register Co.	215,250
42,500	The Topps Co., Inc.*	334,688

		2,599,400

Restaurants – 1.1%
26,100	Buffets, Inc.*	345,825
10,600	CEC Entertainment, Inc.*	306,075
22,200	RARE Hospitality International, Inc.*	624,375
21,400	Ruby Tuesday, Inc.	267,500
10,000	Sonic Corp.*	326,250

		1,870,025

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Security/Asset Management – 2.1%
17,500	Affiliated Managers Group, Inc.*	$ 975,625
15,300	BlackRock, Inc.*	627,300
4,800	Donaldson, Lufkin & Jenrette, Inc- DLJdirect*	39,000
2,200	eSPEED, Inc.*	67,650
21,800	Jefferies Group, Inc.	663,537
12,200	National Discount Brokers Group, Inc.*	441,488
15,200	The John Nuveen Co.	689,700

		3,504,300

Semiconductors – 4.1%
10,600	Actel Corp.*	466,400
17,700	Alliance Semiconductor Corp.*	465,731
12,150	ANADIGICS, Inc.*	437,400
6,200	Asyst Technologies, Inc.*	162,363
21,200	Cirrus Logic, Inc.*	641,300
9,200	Cohu, Inc.	188,600
2,100	Elantec Semiconductor, Inc.*	185,850
4,500	Electro Scientific Industries, Inc.*	185,344
8,150	Exar Corp.*	983,094
7,000	General Semiconductor, Inc.*	101,938
4,000	Microsemi Corp.*	169,000
7,100	Oak Technology, Inc.*	206,787
24,800	Pioneer-Standard Electronics, Inc.	339,450
5,200	PRI Automation, Inc.*	268,450
6,000	Rainbow Technologies, Inc.*	237,750
15,750	Remec, Inc.*	448,875
22,700	Silicon Valley Group, Inc.*	632,762
4,100	SIPEX Corp.*	176,556
8,300	Varian Semiconductor Equipment Associates, Inc.*	474,137
10,300	White Electronic Designs Corp.	164,800

		6,936,587

Specialty Retail – 2.7%
22,400	Bandag, Inc.	729,400
18,700	Borders Group, Inc.*	248,944
17,000	Brown Shoe Co.	182,750
5,600	Drugstore.com, Inc.*	34,300
21,900	Genesco, Inc.*	354,506
21,500	Haverty Furniture Cos., Inc.	248,594
3,200	Hollywood Entertainment Corp.*	22,400
4,100	Hollywood.com, Inc.*	34,338
4,200	Insight Enterprises, Inc.*	211,050
19,850	InterTAN, Inc.*	275,419
13,400	Michaels Stores, Inc.*	469,000
24,000	PETCO Animal Supplies, Inc.*	504,000
18,400	School Specialty, Inc.*	332,350
37,400	Spiegel, Inc.	254,787
7,300	ValueVision International, Inc.*	213,981
13,000	Zale Corp.*	480,187

		4,596,006

Telephone – 1.0%
13,100	CFW Communications Co.	445,400
4,600	Commonwealth Telephone Enterprises, Inc.*	$ 177,675
10,200	CTC Communications Group, Inc.*	251,175

Shares	Description	Value

Common Stocks – (continued)

Telephone – (continued)
6,900	DSL.net, Inc.*	42,263
15,900	Electric Lightwave, Inc.*	206,700
5,900	Illuminet Holdings, Inc.*	234,525
1,700	ITXC Corp.*	34,000
2,400	Net2Phone, Inc.*	70,950
3,300	Network Plus Corp.*	37,744
14,300	Pac-West Telecomm, Inc.*	201,987
6,500	TALK.com, Inc.*	46,719

		1,749,138

Thrifts – 2.0%
14,200	Bank United Corp.	639,000
18,400	Bay View Capital Corp.	179,400
12,700	Downey Financial Corp.	425,450
41,200	FirstFed Financial Corp.*	741,600
40,889	Republic Security Financial Corp.	176,334
37,300	Richmond County Financial Corp.	750,662
26,600	Staten Island Bancorp, Inc.	490,438

		3,402,884

Tobacco – 0.3%
20,900	Universal Corp.	540,788

Truck Freight – 1.2%
30,800	American Freightways Corp.*	506,275
13,900	Arkansas Best Corp.	209,369
20,600	Arnold Industries, Inc.	320,587
22,000	Overseas Shipholding Group	647,625
21,700	Yellow Corp.*	330,925

		2,014,781

Wireless – 0.9%
25,300	Audiovox Corp.*	458,563
10,800	Leap Wireless International, Inc.*	857,250
2,300	Rural Celluar Corp.*	174,800

		1,490,613

TOTAL COMMON STOCKS (Cost $145,967,007)		$ 166,820,431

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.3%

Joint Repurchase Agreement Account IIˆ
$2,200,000	6.66%	09/01/2000	$ 2,200,000

TOTAL REPURCHASE AGREEMENT (Cost $2,200,000)			$ 2,200,000

TOTAL INVESTMENTS (Cost $148,167,007)			$169,020,431

*	Non-income producing security.

ˆ	Joint repurchase agreement was entered into on August 31, 2000.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Performance Summary
August 31, 2000

The following graph shows the value, as of August 31, 2000, of a $10,000 investment made on December 31, 1998 (commencement of operations) in Institutional shares at (NAV) of the Goldman Sachs CORE Large Cap Value Fund. For comparative purposes, the performance of the Fund’s benchmark (Russell 1000 Value Index with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

CORE Large Cap Value Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested January 1, 1999 to August 31, 2000 (a) .

Institutional
Russell 1000 Value Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$11,154
$10,987
1/1/99
2/99
5/99
8/99
11/99
2/00
5/00
8/00

Average Annual Total Return through August 31, 2000	Since Inception	One Year

Class A (commenced December 31, 1998)
Excluding sales charges	6.35%	4.68%
Including sales charges	2.82%	-1.04%

Class B (commenced December 31, 1998)
Excluding contingent deferred sales charges	5.52%	3.96%
Including contingent deferred sales charges	3.16%	-1.12%

Class C (commenced December 31, 1998)
Excluding contingent deferred sales charges	5.56%	3.97%
Including contingent deferred sales charges	5.56%	2.96%

Institutional Class (commenced December 31, 1998)	6.95%	5.20%

Service Class (commenced December 31, 1998)	6.24%	4.60%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments
August 31, 2000

Shares	Description	Value

Common Stocks – 99.3%

Airlines – 0.4%
13,600	AMR Corp.	$ 446,250
7,500	Delta Air Lines, Inc.	371,250
8,100	UAL Corp.	386,775

		1,204,275

Alcohol – 0.4%
4,500	Adolph Coors Co. Class B	268,031
5,700	Anheuser-Busch Cos., Inc.	449,232
7,800	Brown-Forman Corp. Class B	413,400

		1,130,663

Banks – 15.2%
97,300	Bank of America Corp.	5,211,631
26,200	Bank One Corp.	923,550
15,100	BB&T Corp.	408,644
252,200	Citigroup, Inc.	14,722,175
29,600	Comerica, Inc.	1,666,850
11,300	Cullen/Frost Bankers, Inc.	350,300
8,550	Fifth Third Bancorp	394,903
24,237	Firstar Corp.	578,658
98,200	FleetBoston Financial Corp.	4,191,912
23,400	J.P. Morgan & Co., Inc.	3,912,187
19,900	Mellon Financial Corp.	900,475
20,200	PNC Financial Services Group	1,190,538
16,600	SouthTrust Corp.	467,913
38,100	SunTrust Banks, Inc.	1,881,187
23,000	The Bank of New York Co., Inc.	1,206,063
72,000	The Chase Manhattan Corp.	4,023,000
20,600	UnionBanCal Corp.	511,138
94,800	Wells Fargo & Co.	4,094,175

		46,635,299

Chemicals – 2.8%
21,600	Air Products & Chemicals, Inc.	784,350
10,000	Cabot Corp.	370,000
22,465	E.I. du Pont de Nemours & Co.	1,008,117
18,700	Minnesota Mining & Manufacturing Co.	1,739,100
24,100	PPG Industries, Inc.	976,050
32,100	Praxair, Inc.	1,420,425
83,400	The Dow Chemicals Co.	2,184,037

		8,482,079

Clothing – 0.2%
14,400	Intimate Brands, Inc.	232,200
14,400	The Limited, Inc.	288,000

		520,200

Computer Hardware – 2.0%
7,000	3Com Corp.	116,375
28,800	Apple Computer, Inc.*	1,755,000
27,500	Hewlett-Packard Co.	3,320,625
5,500	Network Appliance, Inc.*	643,500
1,100	RSA Security, Inc.*	64,969
3,100	SanDisk Corp.*	258,850

		6,159,319

Shares	Description	Value

Common Stocks – (continued)

Computer Software – 0.9%
3,000	International Business Machines, Inc.	$ 396,000
3,200	Intuit, Inc.*	191,600
2,800	Mercury Interactive Corp.*	342,125
4,000	Oracle Corp.*	363,750
4,600	Sabre Holdings Corp.	128,225
11,500	VERITAS Software Corp.*	1,386,469

		2,808,169

Construction – 0.6%
22,300	Fluor Corp.	667,607
8,100	Quanta Services, Inc.*	378,675
4,800	Southdown, Inc.	301,200
18,300	USG Corp.	589,031

		1,936,513

Consumer Durables – 0.3%
14,900	Sherwin-Williams Co.	342,700
15,600	Whirlpool Corp.	592,800

		935,500

Defense/Aerospace – 1.6%
31,700	Northrop Grumman Corp.	2,466,656
47,900	The Boeing Co.	2,568,638

		5,035,294

Department Store – 1.2%
26,100	Federated Department Stores, Inc.*	721,013
13,400	Kohl’s Corp.*	750,400
57,500	Sears, Roebuck & Co.	1,793,281
11,400	Target Corp.	265,050

		3,529,744

Drugs – 3.8%
18,800	Allergan, Inc.	1,374,750
18,900	Alpharma, Inc.	1,070,213
4,800	American Home Products Corp.	260,100
5,700	Bristol-Myers Squibb Co.	302,100
15,600	Cardinal Health, Inc.	1,276,275
8,700	Forest Laboratories, Inc.*	851,513
3,100	Genentech, Inc.*	590,550
35,100	IVAX Corp.*	1,215,337
7,500	Jones Pharma, Inc.	268,125
55,900	Merck & Co., Inc.	3,906,012
4,600	Millennium Pharmaceuticals*	658,375

		11,773,350

Electrical Equipment – 1.4%
6,600	ADC Telecommunications, Inc.*	270,188
20,800	AVX Corp.	622,700
2,500	Corning, Inc.	819,844
11,600	KEMET Corp.*	348,000
5,100	Level 3 Communications, Inc.*	444,895
8,600	Motorola, Inc.	310,137
3,718	Nortel Networks Corp.	303,249
3,500	Scientific-Atlanta, Inc.	272,781

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)
August 31, 2000
Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
5,600	Tektronix, Inc.	$ 426,650
13,650	Vishay Intertechnology, Inc.*	550,266

		4,368,710

Electrical Utilities – 4.6%
14,500	Calpine Corp.*	1,435,500
28,400	Constellation Energy Group	1,086,300
6,722	Dominion Resources, Inc.	356,266
24,700	DTE Energy Co.	858,325
28,000	Dynegy, Inc.	1,260,000
26,800	Energy East Corp.	608,025
75,300	Entergy Corp.	2,291,944
9,100	FPL Group, Inc.	485,712
13,500	PG&E Corp.	390,656
45,100	Public Service Enterprise	1,634,875
1,729	Sempra Energy	33,716
2,200	The Southern Co.	65,863
22,700	TXU Corp.	793,081
59,200	Unicom Corp.	2,704,700

		14,004,963

Energy Resources – 9.1%
34,200	Amerada Hess Corp.	2,340,562
23,100	Apache Corp.	1,455,300
53,500	Chevron Corp.	4,520,750
5,600	Devon Energy Corp.	327,950
154,630	Exxon Mobil Corp.	12,621,674
40,900	Kerr-McGee Corp.	2,584,369
18,900	Murphy Oil Corp.	1,261,575
15,700	Noble Affiliates, Inc.	608,375
48,100	Occidental Petroleum Corp.	1,040,162
6,300	Phillips Petroleum Co.	389,813
29,500	USX-Marathon Group	809,406

		27,959,936

Entertainment – 1.7%
130,000	The Walt Disney Co.	5,061,875

Equity REIT – 0.8%
52,700	Equity Office Properties Trust	1,521,712
21,000	Equity Residential Properties Trust	1,008,000

		2,529,712

Financial Services – 2.4%
18,600	American Express Co.	1,099,725
4,700	C.I.T. Group, Inc.	82,250
27,600	Comdisco, Inc.	662,400
37,700	Federal National Mortgage Assn.	2,026,375
20,900	General Electric Co.	1,226,569
7,100	Household International, Inc.	340,800
14,700	Marsh & McLennan Cos., Inc.	1,745,625
2,600	Providian Financial Corp.	298,837

		7,482,581

Shares	Description	Value

Common Stocks – (continued)

Food & Beverage – 4.0%
56,200	ConAgra, Inc.	$ 1,029,163
28,000	Hormel Foods Corp.	432,250
90,700	IBP, Inc.	1,456,869
12,700	McCormick & Co., Inc.	370,681
58,800	Nabisco Group Holdings Corp.	1,650,075
26,700	Nabisco Holdings Corp.	1,426,781
78,200	PepsiCo., Inc.	3,333,275
6,900	Suiza Foods Corp.*	345,000
6,500	Supervalu, Inc.	97,094
25,000	SYSCO Corp.	1,057,812
5,000	The Coca-Cola Co.	263,125
28,600	The Pepsi Bottling Group, Inc.	908,050

		12,370,175

Forest – 1.0%
33,200	Georgia-Pacific Group	888,100
8,100	International Paper Co.	258,187
31,400	Kimberly-Clark Corp.	1,836,900

		2,983,187

Grocery – 0.2%
9,900	Safeway, Inc.*	488,194

Heavy Electrical – 0.8%
8,200	American Power Conversion Corp.*	195,262
28,800	Emerson Electric Co.	1,906,200
7,300	Rockwell International Corp.	295,194

		2,396,656

Home Products – 1.6%
12,300	Alberto-Culver Co. Class B	348,244
14,300	Avon Products, Inc.	560,381
12,300	Colgate-Palmolive Co.	626,531
66,500	Ralston Purina Group	1,504,563
6,700	The Estee Lauder Cos., Inc.	274,281
24,000	The Procter & Gamble Co.	1,483,500

		4,797,500

Hotels – 0.2%
12,500	Marriott International, Inc.	493,750

Industrial Parts – 1.9%
10,100	American Standard Cos., Inc.*	467,756
10,800	Caterpillar, Inc.	396,900
29,300	Ingersoll-Rand Co.	1,334,981
17,200	Parker-Hannifin Corp.	598,775
8,300	Tecumseh Products Co.	329,925
2,200	Textron, Inc.	123,338
40,200	United Technologies Corp.	2,509,987

		5,761,662

Industrial Services – 0.6%
31,900	Hertz Corp.	976,937
19,200	Robert Half International, Inc.*	610,800
15,100	Spherion Corp.*	185,919

		1,773,656

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Information Services – 1.2%
6,600	Computer Sciences Corp.*	$ 521,812
10,400	Electronic Data Systems Corp.	518,050
47,400	First Data Corp.	2,260,387
900	Healtheon/WebMD Corp.*	15,863
11,200	TeleTech Holdings, Inc.*	365,400

		3,681,512

Internet – 0.1%
3,900	At Home Corp. Series A*	56,794
1,600	Critical Path, Inc.*	123,600
600	E*TRADE Group, Inc.*	10,650
7,400	Internet Capital Group, Inc.*	258,075

		449,119

Leisure – 1.2%
35,000	Brunswick Corp.	656,250
46,900	Eastman Kodak Co.	2,919,525

		3,575,775

Life Insurance – 2.4%
7,900	AFLAC, Inc.	426,600
31,100	American General Corp.	2,264,469
29,600	Cigna Corp.	2,878,600
6,500	Lincoln National Corp.	351,000
15,400	UnitedHealth Group, Inc.	1,455,300

		7,375,969

Media – 2.6%
83,200	AT&T Corp.-Liberty Media Corp.*	1,778,400
14,200	Cox Communications, Inc.*	504,988
70,700	Fox Entertainment Group, Inc.*	2,045,881
26,900	General Motors Corp. Class H*	891,063
54,900	Infinity Broadcasting Corp.*	2,079,337
1,000	RCN Corp.*	24,250
9,400	Time Warner, Inc.	803,700

		8,127,619

Medical Products – 3.1%
17,800	Abbott Laboratories	778,750
7,800	Bausch & Lomb, Inc.	278,850
84,900	Johnson & Johnson	7,805,494
5,600	Techne Corp.*	534,800

		9,397,894

Medical Providers – 0.3%
16,100	HCA-The Healthcare Corp.	555,450
3,200	Quest Diagnostics, Inc.*	396,000

		951,450

Mining – 0.8%
23,300	Alcan Aluminium Ltd.	764,531
24,504	Alcoa, Inc.	814,758
21,300	Nucor Corp.	782,775

		2,362,064

Shares	Description	Value

Common Stocks – (continued)

Motor Vehicle – 2.7%
30,523	Delphi Automotive Systems Corp.	$ 501,722
99,296	Ford Motor Co.	2,401,722
62,200	General Motors Corp.	4,490,062
12,900	Johnson Controls, Inc.	689,344
7,500	Navistar International Corp.*	281,250

		8,364,100

Oil Refining – 0.7%
73,628	Conoco, Inc. Class B	1,923,531
12,100	Ultramar Diamond Shamrock Corp.	283,594

		2,207,125

Oil Services – 0.1%
4,400	BJ Services Co.*	294,800

Property Insurance – 5.7%
44,200	Allstate Corp.	1,284,562
5,500	Ambac Financial Group, Inc.	355,438
76,237	American International Group, Inc.	6,794,623
5,800	Jefferson-Pilot Corp.	383,888
32,900	Loews Corp.	2,662,844
4,600	MBIA, Inc.	302,450
34,900	MGIC Investment Corp.	2,052,556
20,300	The Hartford Financial Services Group, Inc.	1,352,487
37,800	The PMI Group, Inc.	2,343,600

		17,532,448

Publishing – 0.6%
7,700	Dow Jones & Co., Inc.	481,731
10,500	Knight-Ridder, Inc.	573,563
23,400	The New York Times Co.	916,987

		1,972,281

Railroads – 0.9%
66,400	Burlington Northern Santa Fe Corp.	1,485,700
42,100	Canadian National Railway Co.	1,239,319

		2,725,019

Restaurants – 0.8%
37,200	Brinker International, Inc.*	1,181,100
17,100	Darden Restaurants, Inc.	302,456
6,900	Starbucks Corp.*	252,713
24,000	Tricon Global Restaurants, Inc.*	699,000

		2,435,269

Security/Asset Management – 3.5%
15,900	A.G. Edwards, Inc.	826,800
7,500	AXA Financial, Inc.	388,125
9,800	Lehman Brothers Holdings, Inc.	1,421,000
16,100	Merrill Lynch & Co., Inc.	2,334,500
54,700	Morgan Stanley Dean Witter & Co.	5,883,669

		10,854,094

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)
August 31, 2000
Shares	Description	Value

Common Stocks – (continued)

Semiconductors – 0.9%
12,800	Advanced Micro Devices, Inc.*	$ 481,600
3,100	Applied Micro Circuits Corp.*	629,106
7,100	JDS Uniphase Corp.*	883,839
3,700	Micron Technology, Inc.*	302,475
1,400	SDL, Inc.*	556,238

		2,853,258

Specialty Retail – 0.7%
5,300	Avnet, Inc.	317,337
17,900	Barnes & Noble, Inc.*	309,894
6,700	Lowes Co., Inc.	300,244
14,000	Tiffany & Co.	582,750
300	Webvan Group, Inc.*	1,200
19,900	Zale Corp.*	735,056

		2,246,481

Telephone – 9.3%
4,100	Allegiance Telecom, Inc.*	204,231
208,911	AT&T Corp.	6,580,696
87,900	BCE, Inc.	1,977,750
115,400	BellSouth Corp.	4,305,863
5,100	Covad Communications Group, Inc.*	83,194
7,600	NEXTLINK Communications, Inc.*	266,475
1,300	NorthPoint Communications Group, Inc.*	14,869
139,064	SBC Communications, Inc.	5,805,922
35,400	Sprint Corp.	1,185,900
153,778	Verizon Communications	6,708,565
34,850	WorldCom, Inc.*	1,272,025

		28,405,490

Shares	Description	Value

Common Stocks – (continued)

Thrifts – 0.8%
51,800	Golden West Financial Corp.	$ 2,466,975

Tobacco – 1.0%
61,400	Philip Morris Cos., Inc.	1,818,975
23,400	R.J. Reynolds Tobacco Holdings, Inc.	839,475
17,300	UST, Inc.	374,112

		3,032,562

Wireless – 0.2%
11,500	AT&T Wireless Group*	301,156
4,200	United States Cellular Corp.*	308,963

		610,119

TOTAL COMMON STOCKS
(Cost $294,923,304)		$ 304,544,385

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 0.5%

Joint Repurchase Agreement Account IIˆ
$1,400,000	6.66%	09/01/2000	$ 1,400,000

TOTAL REPURCHASE AGREEMENT
(Cost $1,400,000)			$ 1,400,000

TOTAL INVESTMENTS
(Cost $296,323,304)			$ 305,944,385

*	Non-income producing security.

ˆ	Joint repurchase agreement was entered into on August 31, 2000.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Performance Summary
August 31, 2000

The following graph shows the value, as of August 31, 2000, of a $10,000 investment made on August 15, 1997 (commencement of operations) in Institutional shares at (NAV) of the Goldman Sachs CORE International Equity Fund. For comparative purposes, the performance of the Fund’s benchmark (Morgan Stanley Capital International Gross Europe, Australia, Far East Index with dividends reinvested (“MSCI Gross EAFE Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

CORE International Equity Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 15, 1997 to August 31, 2000.

Institutional Class
MSCI Gross EAFE Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
8/15/97
2/98
8/98
2/99
8/99
2/00
8/00
$13,221
$11,892

Average Annual Total Return through August 31, 2000	Since Inception	One Year

Class A (commenced August 15, 1997)
Excluding sales charges	5.15%	6.92%
Including sales charges	3.22%	1.07%

Class B (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.68%	6.36%
Including contingent deferred sales charges	3.76%	1.23%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.71%	6.34%
Including contingent deferred sales charges	4.71%	5.32%

Institutional Class (commenced August 15, 1997)	5.85%	7.62%

Service Class (commenced August 15, 1997)	5.34%	7.05%

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments
August 31, 2000

Shares	Description	Value

Common Stocks – 99.0%

Belgium – 0.3%
5,900	Groupe Bruxelles Lambert SA (Conglomerates)	$ 1,532,035

Finland – 2.7%
61,050	Finnair Oyj Series 1 (Airlines)	233,048
235,900	Nokia Oyj (Telecommunications)	10,339,079
30,000	Pohjola Group Insurance Corp. Series B (Insurance)	1,133,213
36,890	Sonera Oyj (Telecommunications)	1,231,366

		12,936,706

France – 7.8%
39,050	Alcatel (Telecommunications)	3,191,065
27,100	Aventis SA (Chemicals)	2,032,904
28,750	Axa (Insurance)	4,091,308
39,480	Banque Nationale de Paris (Banks)	3,627,507
11,000	Bouygues SA* (Construction)	690,892
37,600	Christian Dior SA* (Consumer Products)	2,062,847
31,800	France Telecom SA (Telecommunications)	3,627,614
23,500	L’Oreal SA* (Consumer Products)	1,698,177
17,000	LVMH (Louis Vuitton Moet Hennessy)* (Conglomerates)	1,319,019
5,400	Pinault-Printemps-Redoute SA (Merchandising)	1,020,611
13,200	PSA Peugeot Citroen (Auto)	2,436,235
1,260	Sagem SA (Electrical Equipment)	346,867
33,350	Schneider Electric SA (Electrical Equipment)	2,457,337
52,100	Societe Generale Series A* (Banks)	3,084,994
29,900	STMicroelectronics NV (Semiconductors)	1,831,517
11,559	Total Fina SA Class B (Energy Resources)	1,714,697
20,950	Vivendi (Business Services)	1,711,050

		36,944,641

Germany – 11.1%
23,400	Allianz AG (Insurance)	7,883,488
69,900	BASF AG (Chemicals)	2,591,985
23,450	Bayer AG (Chemicals)	988,843
3,250	Beiersdorf AG (Health)	291,404
16,550	Buderus AG (Diversified Industrial Manufacturing)	271,072
63,950	Commerzbank AG (Banks)	2,064,784
84,500	Deutsche Bank AG (Banks)	7,351,459
55,450	Deutsche Lufthansa AG (Airlines)	1,226,706
196,700	Deutsche Telekom AG (Telecommunications)	7,552,335
31,350	E.On AG (Energy Resources)	1,501,759
20,600	FAG Kugelfischer Georg Schaefer AG (Industrial Services)	138,072
13,950	IWKA AG (Machinery)	169,662
5,650	Kamps AG (Food & Beverage)	121,934
83,450	MAN AG (Machinery)	2,324,717

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
53,400	Merck KGAA (Health)	$ 1,716,566
7,400	Muenchener Rueckversicherungs- Gesellschaft AG (Property Insurance)	2,029,207
7,950	SAP AG (Computer Software)	1,552,675
14,000	Schering AG (Health)	745,213
71,025	Siemens AG (Electrical Equipment)	11,380,969
43,700	Thyssen AG (Steel)	663,389

		52,566,239

Hong Kong – 1.0%
94,900	Cathay Pacific Airways (Airlines)	184,349
56,900	CLP Holdings Ltd. (Utilities)	255,353
2,000	Elec & Eltek International Holdings Ltd. (Electronic Components)	277
33,000	Guoco Group Ltd. (Banks)	84,626
22,500	Hang Seng Bank Ltd. (Banks)	241,617
38,000	Henderson Land Development Co. Ltd. (Real Estate)	210,976
41,500	Hongkong Electric Holdings Ltd. (Electrical Utilities)	131,434
91,080	Hutchison Whampoa Ltd. (Multi- Industrial)	1,284,626
68,000	Johnson Electric Holdings Ltd.* (Electrical Equipment)	141,249
17,000	Li & Fung Ltd. (Wholesale)	74,112
156,000	Oriental Press Group Ltd. (Publishing)	21,203
282,203	Pacific Century CyberWorks Ltd.* (Computer Software)	524,676
76,000	QPL International Holdings Ltd.* (Electronic Components)	70,650
124,000	South China Morning Post Holdings Ltd. (Publishing)	93,012
50,200	Sun Hung Kai Properties Ltd. (Real Estate)	473,099
52,600	Swire Pacific Ltd. (Multi-Industrial)	360,828
52,000	Wharf Holdings Co. Ltd. (Real Estate)	123,683
47,000	Wing Lung Bank (Financial Services)	180,491
53,000	Yue Yuen Industrial Holdings (Apparel)	122,663

		4,578,924

Italy – 6.1%
16,500	Assicurazioni Generali (Insurance)	507,549
431,600	Benetton Group SpA (Apparel)	796,958
457,300	Enel SpA (Utilities)	1,818,737
873,400	ENI SpA (Energy Resources)	5,094,122
53,800	Fiat SpA (Auto)	1,331,576
292,100	Ifil (Finanziara di Partecipazioni) SpA (Multi-Industrial)	2,390,855
74,100	Mediaset SpA (Broadcasting)	1,324,855
139,000	Milano Assicurazioni (Insurance)	428,189
988,000	Olivetti SpA (Telecommunications)	3,096,153
1,391,264	Parmalat Finanziara SpA (Food & Beverage)	1,895,871

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
191,980	Riunione Adriatica di Sicurta SpA (Insurance)	$ 2,244,567
98,700	Telecom Italia Mobile SpA (Telecommunications)	490,677
472,300	Telecom Italia Mobile SpA (T.I.M.) (Telecommunications)	4,092,216
287,625	Telecom Italia SpA (Telecommunications)	3,177,804

		28,690,129

Japan – 27.9%
41,000	77 Bank Ltd. (Banks)	319,081
17,600	Acom Co. (Financial Services)	1,500,084
1,600	Advantest Corp. (Electronics Equipment)	326,301
19,000	Alps Electric Co. (Electrical Utilities)	400,844
113,000	Asahi Glass Co. Ltd. (Home Products)	1,056,362
22,000	Canon Sales Co., Inc. (Business Services)	374,402
72,000	Canon, Inc. (Computer Hardware)	3,220,253
289	Central Japan Railway Co. (Railroads)	1,674,656
123,000	Cosmo Oil Co. Ltd. (Energy Resources)	247,961
136,000	Dai Nippon Printing Co. Ltd. (Business Services)	2,141,060
372,000	Daicel Chemical Industries (Chemicals)	1,049,902
83,000	Daido Steel Co. Ltd. (Steel)	218,687
80,000	Daiichi Pharmaceutical Co. (Health)	1,890,295
39,000	Dainippon Ink & Chemicals, Inc. (Chemicals)	137,131
117,000	Dainippon Pharmaceutical Co. Ltd. (Health)	1,535,865
243,000	Daiwa Securities Group, Inc. (Financial Services)	3,030,380
201,000	Denki Kagaku Kogyo Kabushiki Kaisha (Chemicals)	810,408
12,500	FANUC Ltd. (Electronics Equipment)	1,359,588
166,000	Fuji Heavy Industries Ltd. (Auto)	1,098,884
51	Fuji Television Network, Inc. (Broadcasting)	712,731
46,000	Fujitsu Ltd. (Computer Hardware)	1,332,771
338,000	Hitachi Ltd. (Electrical Equipment)	4,002,757
51,000	Honda Motor Co. Ltd. (Auto)	1,864,979
157,000	Izumiya Co. Ltd. (Merchandising)	1,252,761
22,000	Japan Radio Co. Ltd. (Electrical Equipment)	212,264
140	Japan Tobacco, Inc. (Tobacco)	1,073,793
94,000	Kaken Pharmaceutical Co. Ltd. (Health)	594,937
148,000	Kamigumi Co. Ltd. (Business Services)	700,797
91,000	Kanebo Ltd.* (Consumer Products)	267,923
2,300	KDD Corp. (Telecommunications)	195,818
41,000	Koito Manufacturing Co. Ltd. (Automotive Parts)	199,522

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
39,000	Kokuyo Co. Ltd. (Specialty Retail)	$ 673,221
142,000	Komatsu Ltd. (Machinery)	917,375
6,000	Konami Co. Ltd. (Computer Software)	496,203
158,000	Konica Corp. (Multi-Industrial)	1,259,259
421,000	KUBOTA Corp. (Machinery)	1,357,937
21,100	Kyocera Corp. (Electrical Utilities)	3,766,939
15,000	Makita Corp. (Electrical Equipment)	120,956
17,000	Maruichi Steel Tube Ltd. (Steel)	244,201
109,000	Matsushita Electric Industrial Co. Ltd. (Appliance)	2,984,341
212,000	Mitsubishi Corp. (Wholesale)	1,550,492
401,000	Mitsubishi Electric (Electrical Equipment)	3,741,163
198,000	Mitsui Co. (Wholesale)	1,331,139
20,000	Mitsumi Electric Co. Ltd. (Electrical Equipment)	751,993
16,000	Murata Manufacturing Co. Ltd. (Electronics Equipment)	2,449,883
24,000	NEC Corp. (Computer Hardware)	686,357
250,000	Nichirei Corp. (Food & Beverage)	937,647
1,500	Nintendo Co. Ltd. (Entertainment)	259,353
336,000	Nippon Express Co. Ltd. (Railroads)	1,887,145
70,000	Nippon Sanso Corp. (Chemicals)	264,510
146,000	Nippon Steel Corp. (Steel)	273,793
321,000	Nippon Suisan Kaisha Ltd. (Food & Beverage)	568,861
663	Nippon Telephone & Telegraph Corp. (Telecommunications)	7,895,078
69,000	Nippon Yusen Kabushiki Kaisha (Transportation)	305,373
169,000	Nisshinbo Industries Inc. (Textiles)	785,973
242,000	NOF Corp. (Chemicals)	535,509
45,000	NTN Corp. (Machinery)	189,873
52,000	Oji Paper Co. Ltd. (Paper)	345,692
37,000	Olympus Optical Co. Ltd. (Specialty Retail)	648,758
3,000	Oriental Land Co. Ltd. (Leisure)	276,231
13,500	ORIX Corp. (Financial Services)	1,797,468
17,200	Promise Co. Ltd. (Financial Services)	1,198,275
117,000	Ricoh Co. Ltd. (Computer Hardware)	2,045,992
6,000	Rohm Co. (Electronics Equipment)	1,707,454
35,000	Sankyo Co. Ltd. (Health)	810,595
61,000	Sanyo Electric Co. Ltd. (Electrical Equipment)	517,628
142,000	Sapporo Breweries Ltd. (Food & Beverage)	477,993
12,000	Secom Co. Ltd. (Business Services)	874,262
24,900	Shikoku Electric Power Co., Inc. (Electrical Utilities)	363,052
3,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	147,398
9,000	Shionogi & Co. Ltd. (Health)	158,650
23,000	Shiseido Co. Ltd. (Consumer Products)	271,730
77,000	Showa Shell Sekiyu K.K. (Oil and Gas)	379,766

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
August 31, 2000
Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
6,000	Skylark Co. Ltd. (Restaurants)	$ 219,409
234,000	Snow Brand Milk Products Co. Ltd. (Food & Beverage)	886,414
17,300	Softbank Corp. (Business Services)	2,285,579
39,000	Sony Corp. (Electrical Equipment)	4,351,618
8,000	Sumitomo Electric Industries Ltd. (Electrical Equipment)	147,773
62,000	Sumitomo Metal Mining Co. Ltd. (Metals)	340,084
328,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	1,423,948
75,000	Suzuki Motor Corp. (Auto)	795,359
15,000	Taiyo Yuden Co. Ltd. (Electronic Components)	864,979
47,000	Takeda Chemical Industries Ltd. (Drugs)	2,780,778
15,100	Takefuji Corp. (Financial Services)	1,485,223
20,000	Takuma Co. Ltd. (Multi-Industrial)	144,773
3,000	TDK Corp. (Computer Hardware)	443,319
140,000	The Asahi Bank Ltd. (Banks)	551,336
33,000	The Bank of Fukuoka Ltd. (Banks)	210,098
160,000	The Bank of Tokyo-Mitsubishi Ltd. (Banks)	1,959,306
60,000	The Bank of Yokohama Ltd. (Commercial Banks)	263,854
380,000	The Daiwa Bank Ltd. (Banks)	954,899
180,000	The Fuji Bank Ltd. (Banks)	1,368,776
20,000	The Furukawa Electric Co. Ltd. (Electrical Equipment)	643,226
288,000	The Industrial Bank of Japan Ltd. (Banks)	2,184,641
51,300	The Kansai Electric Power Co., Inc. (Electrical Utilities)	841,772
39,000	The Nomura Securities Co. Ltd. (Financial Services)	912,377
216,000	The Sakura Bank Ltd. (Banks)	1,608,101
130,000	The Sumitomo Bank Ltd. (Banks)	1,609,002
23,000	The Sumitomo Marine & Fire Insurance Co. Ltd. (Insurance)	138,237
21,200	Tohoku Electric Power Co., Inc. (Electrical Utilities)	303,141
86,000	Tokai Carbon Co. Ltd. (Chemicals)	224,979
9,000	Tokyo Broadcasting System, Inc. (Media)	322,363
70,800	Tokyo Electric Power (Electrical Utilities)	1,583,291
8,000	Tokyo Electron Ltd. (Electrical Equipment)	1,123,676
166,000	Toppan Printing Co. Ltd. (Business Services)	1,621,866
228,000	Toshiba Corp. (Electrical Equipment)	2,242,588
53,000	Toyo Seikan Kaisha (Multi-Industrial)	909,423
196,000	Toyota Motor Corp. (Auto)	8,527,333
75,000	Ube Industries Ltd. (Chemicals)	180,731

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
328	West Japan Railway (Railroads)	$ 1,316,306
149,000	Yokogawa Electric Corp. (Electronics Equipment)	1,538,200

		132,367,493

Netherlands – 9.1%
236,917	ABN AMRO Holding NV (Banks)	5,889,047
18,600	ASM Lithography Holding NV (Semiconductors)	702,262
20,158	Buhrmann NV (Business Services)	571,754
19,771	DSM NV (Chemicals)	603,779
20,700	Heineken NV (Food & Beverage)	1,051,132
150,635	ING Groep NV (Financial Services)	10,082,959
182,260	Koninklijke Royal Philips Electronics NV (Appliance)	8,866,714
17,726	KPN NV (Telecommunications)	472,245
248,900	Royal Dutch Petroleum Co. (Energy Resources)	15,135,830

		43,375,722

Norway – 0.2%
19,100	Norsk Hydro ASA (Diversified Industrial Manufacturing)	819,959
6,200	Orkla ASA (Consumer Products)	110,219
7,800	Smedvig ASA Series A (Oil and Gas)	157,123

		1,087,301

Portugal – 0.2%
53,790	Banco Espirito Santo SA (Banks)	873,386
23,600	Portugal Telecom SA (Telecommunications)	245,544

		1,118,930

Singapore – 6.7%
526,000	ACMA Ltd. (Telecommunications)	339,237
353,000	Chartered Semiconductor Manufacturing Ltd.* (Semiconductors)	2,953,460
79,000	City Developments (Real Estate)	392,452
1,099,000	Comfort Group Ltd. (Railroads)	584,269
43,000	Creative Technology Ltd. (Electrical Equipment)	934,402
91,000	Cycle & Carriage Ltd. (Auto)	200,918
391,970	DBS Group Holdings Ltd. (Banks)	4,737,073
423,000	DBS Land Ltd. (Real Estate)	683,249
275,000	Fraser & Neave Ltd. (Tobacco)	1,022,602
457,000	Keppel Corp. Ltd. (Multi-Industrial)	1,035,559
160,000	Keppel TatLee Bank Ltd. (Financial Services)	293,766
477,000	Marco Polo Development Ltd. (Real Estate)	507,181
51,000	NatSteel Electronics Ltd. (Electronic Components)	170,385
45,000	NatSteel Ltd. (Steel)	61,705

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
253,250	Oversea-Chinese Banking Corp. Ltd. (Banks)	$ 1,751,017
200,000	Sembcorp Marine Ltd. (Manufacturing)	78,438
433,400	Singapore Airlines Ltd. (Airlines)	4,180,141
118,000	Singapore Press Holdings Ltd. (Publishing)	1,899,134
875,000	Singapore Technologies Engineering Ltd. (Machinery)	1,179,478
1,648,700	Singapore Telecommunications Ltd. (Telecommunications)	2,720,532
372,400	United Engineers (Construction)	270,467
293,000	United Industrial Corp. Ltd. (Real Estate)	139,597
588,115	United Overseas Bank Ltd. (Banks)	4,613,069
60,000	Venture Manufacturing Ltd. (Electrical Equipment)	766,951
94,000	WBL Corp. Ltd. (Electronics Equipment)	125,617

		31,640,699

Spain – 7.1%
83,100	Banco Bilbao Vizcaya SA (Banks)	1,232,731
410,800	Banco Santander Central Hispano SA (Banks)	4,412,722
261,600	Endesa SA (Electrical Utilities)	5,097,568
293,650	Repsol SA (Energy Resources)	5,813,339
720,513	Telefonica de Espana SA* (Telecommunications)	13,816,128
168,600	Union Electric Fenosa (Utilities)	3,129,698

		33,502,186

Sweden – 3.8%
61,000	AstraZeneca Group PLC (Health)	2,779,438
14,000	AstraZeneca Group PLC (Health)	628,827
20,000	Granges AB (Metals)	291,320
21,600	Mo och Domsjoe AB Series B (Paper)	497,680
4,100	OM Gruppen AB (Financial Services)	205,438
21,600	Skandia Forsakring (Insurance)	437,043
53,600	Skanska AB Series B (Construction)	1,834,022
45,800	SKF AB Series B (Metals)	664,696
187,000	Svenska Handelsbanken AB Series A (Banks)	3,090,320
366,129	Telefonaktiebolaget LM Ericsson AB Series B (Telecommunications)	7,388,671

		17,817,455

Switzerland – 4.8%
735	Adecco SA (Business Services)	563,275
559	Baloise Holdings Ltd. (Insurance)	567,343
22,923	Credit Suisse Group (Banks)	4,789,881
2,929	Forbo Holding AG (Building Materials)	1,281,227

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
727	Jelmoli Holding AG (Merchandising)	$ 917,305
1,637	Nestle SA (Food & Beverage)	3,527,726
2,995	Novartis AG (Health)	4,528,605
420	Pargesa Holding AG (Financial Services)	1,007,807
129	Roche Holding AG (Health)	1,155,224
112	Schindler Holding AG-PTG Certificates (Machinery)	192,110
2,387	Sika Finanz AG (Chemicals)	707,056
5,504	Swisscom AG (Telecommunications)	1,560,836
152	The Swatch Group AG Series B (Specialty Retail)	215,959
7,587	Valora Holding AG (Merchandising)	1,885,862

		22,900,216

United Kingdom – 10.2%
9,300	Abbey National PLC (Financial Services)	112,550
84,200	Allied Zurich PLC (Insurance)	1,030,611
85,400	Amvescap PLC (Financial Services)	1,821,683
23,000	ARM Holdings PLC* (Electronic Components)	307,053
22,300	BAA PLC (Airlines)	177,978
37,800	Barclays PLC (Banks)	943,448
21,700	Bass PLC (Food & Beverage)	211,605
91,600	BG Group PLC (Utilities)	570,230
568,200	BP Amoco PLC (Energy Resources)	5,198,570
64,800	British Aerospace PLC (Defense/Aerospace)	403,394
57,800	British Airways PLC (Airlines)	272,799
56,500	British American Tobacco PLC (Tobacco)	363,203
38,600	British Sky Broadcasting Group PLC* (Broadcasting)	627,900
168,800	British Telecom PLC (Telecommunications)	2,143,276
50,500	Brixton Estate PLC (Real Estate)	193,461
212,300	Centrica PLC (Utilities)	693,155
58,028	CGNU PLC (Insurance)	892,567
199,700	Coats Viyella PLC (Textiles)	145,530
31,800	Diageo PLC (Tobacco)	271,333
279,885	FKI PLC (Electrical Equipment)	934,125
96,180	Glaxo Wellcome PLC (Health)	2,764,820
54,912	Granada Compass PLC* (Business Services)	676,109
35,300	Great Portland Estates PLC (Real Estate)	115,059
56,800	Halifax Group PLC (Financial Services)	443,433
43,600	Hays PLC (Business Services)	254,970
237,577	HSBC Holdings PLC (Banks)	3,416,454
128,000	IMI PLC (Diversified Industrial Manufacturing)	427,204
211,100	Invensys PLC (Electrical Utilities)	824,021

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
August 31, 2000
Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
25,200	Johnson Matthey PLC (Diversified Industrial Manufacturing)	$ 376,648
8,600	Land Securities PLC (Real Estate)	102,768
127,300	Lloyds TSB Group PLC (Banks)	1,197,019
10,300	Logica PLC (Business Services)	322,094
16,500	National Grid Group PLC (Utilities)	135,039
31,100	Nycomed Amersham PLC (Medical Products)	278,222
28,900	Pearson PLC (Broadcasting)	834,543
413,600	Pilkington PLC (Multi-Industrial)	549,160
116,182	Premier Farnell PLC (Electrical Utilities)	893,537
49,300	Prudential PLC (Financial Services)	645,284
45,600	Reed International PLC (Publishing)	390,404
25,500	Reuters Group PLC (Business Services)	510,642
39,600	Rexam PLC (Manufacturing)	160,898
54,400	Rio Tinto PLC (Mining)	867,549
88,225	Royal Bank of Scotland Group PLC (Banks)	1,287,150
17,400	ScottishPower PLC (Energy Resources)	132,558
42,900	Shell Transport & Trading Co. (Oil and Gas)	366,043
199,755	Smith & Nephew PLC (Health)	818,868
141,500	SmithKline Beecham PLC (Health)	1,842,844
415,700	Tesco PLC (Specialty Retail)	1,307,485
10,308	Thames Water (Business Services)	124,899
28,458	The Peninsular & Oriental Steam Navigation Co. (Ship Transportation)	254,793
32,600	The Sage Group PLC (Business Services)	300,629
67,800	United News & Media PLC (Publishing)	855,946
73,100	United Utilities PLC (Business Services)	678,883
1,617,892	Vodafone AirTouch PLC (Telecommunications)	6,532,543
22,700	Williams PLC (Electrical Utilities)	126,819
24,900	WPP Group PLC (Business Services)	353,375

		48,483,183

TOTAL COMMON STOCKS
(Cost $431,148,325)		$469,541,859

Shares	Description	Value

Preferred Stocks – 0.4%

Germany – 0.4%
8,250	Dyckerhoff AG (Construction)	$ 163,324
23,000	MAN AG (Machinery)	461,453
5,100	SAP AG (Computer Software)	1,285,817

1,910,594

TOTAL PREFERRED STOCKS
(Cost $2,024,549)		$ 1,910,594

Rights	Description	Value

Rights – 0.0%

Singapore – 0.0%
18,800	WBL Corp. Ltd. Rights exp. 09/14/2000* (Electronics Equipment)	$ 20,536

TOTAL RIGHTS
(Cost $0)		$ 20,536

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Obligation – 0.8%

State Street Bank & Trust Euro—Time Deposit
$3,929,000	6.56%	09/01/2000	$ 3,929,000

TOTAL SHORT-TERM OBLIGATION
(Cost $3,929,000)			$ 3,929,000

U.S. Government Agency Obligation – 0.2%

Federal Home Loan Mortgage Corp.#
$1,000,000	6.56%	09/14/2000	$ 997,667

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $997,667)			$ 997,667

TOTAL INVESTMENTS
(Cost $438,099,541)			$476,399,656

*	Non-income producing security.

#	A portion of this security is segregated as collateral for initial margin requirement on Futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

As a % of Total Net Assets

Common and Preferred Stock Industry Classifications†

Airlines	1.3%
Apparel	0.2
Appliance	2.5
Auto	3.4
Automotive Parts	0.0
Banks	13.8
Broadcasting	0.7
Building Materials	0.3
Business Services	3.0
Chemicals	2.2
Commercial Banks	0.1
Computer Hardware	1.6
Computer Software	0.8
Conglomerates	0.6
Construction	0.6
Consumer Products	0.9
Defense/Aerospace	0.1
Diversified Industrial Manufacturing	0.4
Drugs	0.6
Electrical Equipment	7.3
Electrical Utilities	3.0
Electronic Components	0.3
Electronics Equipment	1.6
Energy Resources	7.3
Entertainment	0.1
Financial Services	5.2
Food & Beverage	2.0
Health	4.7
Home Products	0.2
Industrial Services	0.0
Insurance	4.1
Leisure	0.1
Machinery	1.4
Manufacturing	0.0
Media	0.1
Medical Products	0.1
Merchandising	1.1
Metals	0.3
Mining	0.2
Multi-Industrial	1.7
Oil and Gas	0.2
Paper	0.2
Property Insurance	0.4
Publishing	0.7
Railroads	1.1
Real Estate	0.9
Restaurants	0.0
Semiconductors	1.2
Ship Transportation	0.1
Specialty Retail	0.6
Steel	0.3
Telecommunications	16.9
Textiles	0.2
Tobacco	0.6
Transportation	0.1
Utilities	1.4
Wholesale	0.6

TOTAL COMMON AND PREFERRED STOCK	99.4%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Statements of Assets and Liabilities
August 31, 2000
CORE U.S. Equity Fund

Assets:

Investment in securities, at value (identified cost $1,100,758,504, $971,879,423, $148,167,007, $296,323,304, and $438,099,541, respectively)	$1,443,100,967
Cash, at value (a)	1,762,656
Receivables:
Investment securities sold	—
Dividends and interest, at value	1,900,278
Fund shares sold	1,611,314
Variation margin	89,090
Reimbursement from adviser	53,092
Other assets	24,876

Total assets	1,448,542,273

Liabilities:

Due to Bank	—
Payables:
Investment securities purchased	—
Fund shares repurchased	1,672,063
Amounts owed to affiliates	1,431,089
Accrued expenses and other liabilities, at value	120,544

Total liabilities	3,223,696

Net Assets:

Paid-in capital	964,623,070
Accumulated undistributed net investment income (loss)	3,253,727
Accumulated net realized gain from investment, futures and foreign currency related transactions	135,024,537
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	342,417,243

NET ASSETS	$1,445,318,577

Net asset value, offering and redemption price per share: (b)
Class A	$36.77
Class B	$35.71
Class C	$35.59
Institutional	$37.30
Service	$36.54

Shares outstanding:
Class A	19,467,362
Class B	7,718,709
Class C	1,765,062
Institutional	10,166,280
Service	325,049

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	39,442,462

(a)
Includes restricted cash of $675,000, $890,000, $250,000 and $550,000, respectively for CORE U. S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Large Cap Value relating to initial margin requirements on futures transaction.

(b)
Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A shares CORE U. S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Fund is $38.91, $23.98, $13.65, $11.44 and $11.98, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund	CORE International Equity Fund

$1,361,835,581	$169,020,431	$305,944,385	$476,399,656
970,820	266,692	601,254	—

—	14,666,524	—	—
621,576	124,617	624,335	1,159,484
5,236,396	278,804	373,031	514,030
198,000	1,170	22,000	4,701
25,199	106,171	31,272	200,267
2,671	412	835	1,151

1,368,890,243	184,464,821	307,597,112	478,279,289

—	—	—	2,173,090

—	16,291,082	—	712,731
1,739,258	538,830	605,148	296,152
1,424,163	162,287	225,535	458,008
90,588	47,705	42,650	210,211

3,254,009	17,039,904	873,333	3,850,192

917,658,528	132,546,531	294,474,508	412,265,491
1,843,333	—	994,281	1,860,540
55,954,231	14,015,352	1,615,759	22,044,710
390,180,142	20,863,034	9,639,231	38,258,356

$1,365,636,234	$167,424,917	$306,723,779	$474,429,097

$22.66	$12.90	$10.81	$11.32
$22.14	$12.63	$10.75	$11.22
$22.15	$12.66	$10.76	$11.23
$22.87	$13.03	$10.82	$11.48
$22.55	$12.87	$10.81	$11.36

24,082,166	4,258,568	9,337,825	13,021,877
15,271,402	1,419,190	1,773,980	1,072,221
6,995,769	654,995	1,038,478	613,417
14,117,308	6,612,704	16,225,610	26,839,987
172,000	4,882	1,116	2,348

60,638,645	12,950,339	28,377,009	41,549,850

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS
Statements of Operations
For the Year Ended August 31, 2000
CORE U.S. Equity Fund

Investment income:

Dividends (a)	$ 18,998,231
Interest	257,074

Total income	19,255,305

Expenses:

Management fees	9,921,575
Distribution and service fees (b)	4,658,239
Transfer agent fees (b)	1,968,001
Custodian fees	223,705
Registration fees	172,738
Professional fees	61,744
Trustee fees	8,729
Service share fees	60,276
Other	96,528

Total expenses	17,171,535

Less-expense reductions	(1,171,966)

Net Expenses	15,999,569

NET INVESTMENT INCOME (LOSS)	3,255,736

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	143,703,343
Futures transactions	(1,555,326)
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	83,150,865
Futures	101,113
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain on investment, futures and foreign currency transactions:	225,399,995

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$228,655,731

(a)
For the CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value and CORE International Equity Funds, foreign taxes withheld on dividends were $126,815, $40,528, $11,794 and $1,350,779, respectively.

(b)	Class specific Distribution, Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees
	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
CORE U.S. Equity Fund	1,644,698	2,484,645	528,896	1,249,971	472,083	100,490	140,635	4,822
CORE Large Cap Growth Fund	1,073,849	2,642,305	1,154,416	816,125	502,038	219,339	131,854	1,224
CORE Small Cap Equity Fund	134,001	158,867	69,635	101,837	30,185	13,231	31,648	28
CORE Large Cap Value Fund	222,782	177,310	90,527	169,314	33,689	17,200	69,901	5
CORE International Equity Fund	687,424	113,403	62,639	261,221	21,547	11,902	123,484	9

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund	CORE International Equity Fund

$ 14,788,642	$ 1,601,157	$ 6,301,317	$ 7,984,396
1,019,670	149,670	120,367	337,415

15,808,312	1,750,827	6,421,684	8,321,811

8,564,308	1,322,879	1,743,960	3,942,495
4,870,570	362,503	490,619	863,466
1,670,580	176,929	290,109	418,163
209,008	159,571	95,520	702,008
169,870	89,759	64,476	85,402
58,632	59,880	80,825	46,247
8,729	8,729	8,309	8,990
15,306	—	—	—
119,374	92,817	134,436	163,971

15,686,377	2,273,067	2,908,254	6,230,742

(1,721,672)	(341,963)	(313,827)	(431,358)

13,964,705	1,931,104	2,594,427	5,799,384

1,843,607	(180,277)	3,827,257	2,522,427

56,604,844	24,138,466	2,034,292	27,776,854
(772,351)	(2,740,853)	(316,083)	841,952
126	—	—	(296,713)

261,199,851	13,444,703	8,208,812	(3,178,332)
392,404	4,266	36,688	(23,759)
—	—	—	(53,728)

317,424,874	34,846,582	9,963,709	25,066,274

$319,268,481	$34,666,305	$13,790,966	$27,588,701

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Statements of Changes in Net Assets
For the Year Ended August 31, 2000

CORE U.S. Equity Fund

From operations:

Net investment income (loss)	$ 3,255,736
Net realized gain on investment, futures and foreign currency related transactions	142,148,017
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	83,251,978

Net increase in net assets resulting from operations	228,655,731

Distributions to shareholders:

From net investment income
Class A shares	(25,013)
Class B shares	(1,197)
Class C shares	—
Institutional shares	(780,127)
Service shares	—
From net realized gain
Class A shares	(62,600,563)
Class B shares	(24,209,721)
Class C shares	(4,880,735)
Institutional shares	(33,286,059)
Service shares	(1,192,519)

Total distributions to shareholders	(126,975,934)

From share transactions:

Proceeds from sales of shares	316,072,192
Reinvestment of dividends and distributions	119,188,185
Cost of shares repurchased	(310,048,888)

Net increase (decrease) in net assets resulting from share transactions	125,211,489

TOTAL INCREASE	226,891,286

Net assets:

Beginning of year	1,218,427,291

End of year	$1,445,318,577

Accumulated undistributed net investment income (loss)	$ 3,253,727

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund	CORE International Equity Fund

$ 1,843,607	$ (180,277)	$ 3,827,257	$ 2,522,427
55,832,619	21,397,613	1,718,209	28,322,093

261,592,255	13,448,969	8,245,500	(3,255,819)

319,268,481	34,666,305	13,790,966	27,588,701

—	—	(846,877)	(486,145)
—	—	(66,845)	(20,223)
—	—	(37,149)	(9,872)
—	—	(2,359,400)	(2,508,945)
—	—	(103)	(182)

(1,696,633)	—	(1,086,282)	(2,715,591)
(1,073,168)	—	(203,809)	(240,852)
(451,184)	—	(103,226)	(124,888)
(1,514,956)	—	(2,175,304)	(6,459,250)
(13,169)	—	(136)	(559)

(4,749,110)	—	(6,879,131)	(12,566,507)

498,678,850	66,906,806	106,881,945	215,168,577
3,616,384	—	2,716,441	4,464,163
(322,204,172)	(69,490,670)	(112,907,365)	(160,031,898)

180,091,062	(2,583,864)	(3,308,979)	59,600,842

494,610,433	32,082,441	3,602,856	74,623,036

871,025,801	135,342,476	303,120,923	399,806,061

$1,365,636,234	$167,424,917	$306,723,779	$474,429,097

$ 1,843,333	$ —	$ 994,281	$ 1,860,540

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS
Statements of Changes in Net Assets
For the Seven-Month Period Ended August 31, 1999
CORE U.S. Equity Fund

From operations:

Net investment income (loss)	$ 804,328
Net realized gain from investment, futures and foreign currency related transactions	107,937,721
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(67,177,513)

Net increase in net assets resulting from operations	41,564,536

Distributions to shareholders:

From net investment income
Class A shares	—
Class B shares	—
Class C shares	—
Institutional shares	—
Service shares	—

Total distributions to shareholders	—

From share transactions:

Proceeds from sales of shares	319,448,902
Reinvestment of dividends and distributions	—
Cost of shares repurchased	(246,210,936)

Net increase (decrease) in net assets resulting from share transactions	73,237,966

TOTAL INCREASE (DECREASE)	114,802,502

Net assets:

Beginning of period	1,103,624,789

End of period	$1,218,427,291

Accumulated undistributed net investment income	$ 804,328

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund	CORE International Equity Fund

$ (680,556)	$ (36,586)	$ 1,640,665	$ 2,765,109
22,317,402	12,113,209	3,498,419	11,791,065

20,792,182	(11,401,516)	1,503,309	19,565,769

42,429,028	675,107	6,642,393	34,121,943

—	—	(229,621)	(2,101)
—	—	(19,258)	—
—	—	(7,228)	—
—	—	(950,208)	—
—	—	(5)	—

—	—	(1,206,320)	(2,101)

351,963,413	32,163,634	299,579,334	76,300,041
—	—	301,711	2,066
(127,065,442)	(46,364,918)	(62,866,712)	(112,849,452)

224,897,971	(14,201,284)	237,014,333	(36,547,345)

267,326,999	(13,526,177)	242,450,406	(2,427,503)

603,698,802	148,868,653	60,670,517	402,233,564

$871,025,801	$135,342,476	$303,120,923	$399,806,061

$ —	$ —	$ 478,248	$ 2,637,600

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS
Statements of Changes in Net Assets
For the Year Ended January 31, 1999
CORE U.S. Equity Fund

From operations:

Net investment income (loss)	$ 2,036,756
Net realized gain (loss) from investment, futures and foreign currency related transactions	27,478,562
Net change in unrealized gain (loss) on investments, futures and foreign currency related transactions	176,422,425

Net increase (decrease) in net assets resulting from operations	205,937,743

Distributions to shareholders:

From net investment income
Class A shares	(627,909)
Institutional shares	(1,448,951)
Service shares	(34,929)
In excess of net investment income
Class A shares	(111,425)
Institutional shares	(257,121)
Service shares	(6,198)
From net realized gain
Class A shares	(10,973,418)
Class B shares	(2,631,225)
Class C shares	(453,366)
Institutional shares	(6,196,732)
Service shares	(222,218)

Total distributions to shareholders	(22,963,492)

From share transactions:

Proceeds from sales of shares	472,932,540
Reinvestment of dividends and distributions	21,759,127
Cost of shares repurchased	(248,643,259)

Net increase in net assets resulting from share transactions	246,048,408

TOTAL INCREASE	429,022,659

Net assets:

Beginning of year	674,602,130

End of year	$1,103,624,789

Accumulated undistributed (distributions in excess of) net investment income	$ —

(a)	Commencement date of operations was December 31, 1998 for all share classes.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund	CORE Small Cap Equity Fund	CORE Large Cap Value Fund (a)	CORE International Equity Fund

$ (15,644)	$ 173,270	$ 37,422	$ 1,407,352
(16,923,839)	(18,927,424)	(32,964)	(8,586,417)
102,776,431	18,052,638	(109,578)	21,848,298

85,836,948	(701,516)	(105,120)	14,669,233

—	(47,356)	—	(250,453)
—	(125,897)	—	(808,555)
—	(17)	—	(35)

—	(6,981)	—	—
(125,793)	(18,557)	—	—
(218)	(3)	—	—

(10,120)	—	—	—
(4,694)	—	—	—
(1,573)	—	—	—
(12,174)	—	—	—
(85)	—	—	—

(154,657)	(198,811)	—	(1,059,043)

502,793,514	153,543,862	62,186,814	470,437,011
57,232	80,120	—	288,383
(61,380,388)	(36,515,377)	(1,411,177)	(111,237,527)

441,470,358	117,108,605	60,775,637	359,487,867

527,152,649	116,208,278	60,670,517	373,098,057

76,546,153	32,660,375	—	29,135,507

$603,698,802	$148,868,653	$60,670,517	$402,233,564

$ (158,558)	$ (61,646)	$ 37,422	$ (153,510)

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements
August 31, 2000

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund and the CORE International Equity Fund, collectively the “ Funds” or individually a “Fund”. Each Fund is a diversified portfolio offering five classes of shares —Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates. Effective for fiscal year 1999, the Board of Trustees approved a change in the fiscal year-end of the Funds from January 31 to August 31. Accordingly, the Statement of Changes in Net Assets, Summary of Share Transactions and Financial Highlights of the Funds are included for the seven-month period ended August 31, 1999 and the year ended January 31, 1999.

A.  Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker / dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

B.  Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign taxes where applicable. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for CORE Large Cap Value Fund and annually for all other Funds. Capital gains distributions, if any, are declared and paid annually.

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At August 31, 2000, the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain

CORE U.S. Equity	$1,101,907,127	$406,511,884	$65,318,044	$341,193,840

CORE Large Cap Growth	972,847,948	438,202,387	49,214,754	388,987,633

CORE Small Cap Equity	148,518,847	27,585,688	7,084,104	20,501,584

CORE Large Cap Value	296,390,567	36,130,901	26,577,083	9,553,818

CORE International Equity	438,580,837	62,225,912	24,407,093	37,818,819

D.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

        Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received.

F.  Segregation Transactions — The Funds may enter into certain derivative transactions. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at each Fund’s custodian.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2000

3. AGREEMENTS

Pursuant to Investment Management Agreements (the “Agreements”), Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds. Goldman Sachs Funds Management, L.P. (“GSFM”), an affiliate of Goldman, Sachs & Co., serves as the investment adviser to CORE U.S. Equity Fund. Under the Agreements, the respective adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the respective adviser is entitled to a management fee, computed daily and payable monthly, at an annual rate equal to .75%, .75%, .85%, .60% and .85% of the average daily net assets of CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively. For the year ended August 31, 2000, the advisers for CORE U.S. Equity and CORE Large Cap Growth have voluntarily agreed to waive a portion of their management fee equal annually to .05% and .05% (.15% prior to May 1, 2000), respectively, of each Fund’s average daily net assets. The advisers may discontinue or modify these waivers in the future at their discretion.

        Each adviser has voluntarily agreed to limit certain “Other Expenses” for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds (excluding management fees, distribution and service fees, transfer agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and extraordinary expenses), to the extent such expenses exceed, on an annual basis, .00%, .02% (.00% prior to May 1, 2000), .04%, .06% (.00% prior to May 1, 2000), and .12% of the average daily net assets of the Funds, respectively.

        The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee from each Fund for distribution and shareholder maintenance services equal, on an annual basis, to .25% (.50% for CORE International Equity Fund), 1.00% and 1.00% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively.

        Goldman Sachs serves as the distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charge and has advised the Funds that it retained approximately $258,000, $334,000, $59,000, $81,000 and $54,000 during the year ended August 31, 2000 for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively.

        Goldman Sachs also serves as the transfer agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: .19% of the average daily net assets for Class A, Class B and Class C Shares and .04% of the average daily net assets for Institutional and Service Shares.

        The Trust, on behalf of each Fund, has adopted a Service Plan. This plan allows for Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on a annualized basis) of the average daily net asset value of the Service Shares.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

3. AGREEMENTS (continued)

        For the year ended August 31, 2000, the Funds’ advisers have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

Fund	Management Fee Waiver	Reimbursement	Custody Credit	Total Expense Reductions

CORE U.S. Equity	$ 661	$501	$10	$1,172

CORE Large Cap Growth	1,287	430	5	1,722

CORE Small Cap Equity	—	336	6	342

CORE Large Cap Value	—	308	6	314

CORE International Equity	—	431	—	431

At August 31, 2000, the amounts owed to affiliates were as follows (in thousands):

Fund	Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total

CORE U.S. Equity	$830	$424	$177	$1,431

CORE Large Cap Growth	758	499	167	1,424

CORE Small Cap Equity	115	32	15	162

CORE Large Cap Value	153	46	27	226

CORE International Equity	342	79	37	458

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2000

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments, futures and options) for the year ended August 31, 2000, were as follows:

Fund	Purchases	Sales and Maturities

CORE U.S. Equity	$780,125,255	$780,031,727

CORE Large Cap Growth	984,468,553	811,219,403

CORE Small Cap Equity	207,379,757	212,624,028

CORE Large Cap Value	239,331,776	245,137,546

CORE International Equity	467,277,939	417,112,631

        For the year ended August 31, 2000, Goldman Sachs earned approximately $9,100, $10,000, $4,500, $5,400 and $401,000 of brokerage commissions from portfolio transactions, including futures transactions executed on behalf of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively.

Forward Foreign Currency Exchange Contracts — The CORE International Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The CORE International Equity Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of August 31, 2000, there were no open forward currency contracts outstanding.

Option Accounting Principles — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

        Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid. As of August 31, 2000, there were no options outstanding.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or (for CORE International Equity Fund only) to seek to increase total return. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Fund’s custodian bank an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, depending on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

        The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. At August 31, 2000, open futures contracts were as follows:

Fund	Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Gain (Loss)

CORE U.S. Equity	S&P 500 Index	11	September 2000	$ 4,183,300	$ 74,780

CORE Large Cap Growth	S&P 500 Index	45	September 2000	$17,113,500	$223,984

CORE Small Cap Equity	Russell 2000 Index	3	September 2000	$ 805,575	$ 9,610

CORE Large Cap Value	S&P 500 Index	5	September 2000	$ 1,901,500	$ 18,150

CORE International Equity	FTSE 100 Index	7	September 2000	$ 679,347	$ 22,300
	All Ordinaries Index	3	September 2000	142,418	(2,537)
	CAC-40-10EU Index	2	September 2000	117,769	1,110
	IBEX 35 Index	1	September 2000	96,627	(3,076)
	Hang Seng Index	1	September 2000	110,014	(4,244)
	TOPIX Index	6	September 2000	848,383	(1,219)
	EURX EX STX Index	19	September 2000	872,712	(2,601)

				$ 2,867,270	$ 9,733

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2000

5. LINE OF CREDIT FACILITY

Effective May 31, 2000, the Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Prior thereto, the Funds participated in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment. During the year ended August 31, 2000, the Funds did not have any borrowings under any of these facilities.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSAM and GSFM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

        At August 31, 2000, the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Large Cap Value Funds had undivided interests in the repurchase agreements in the joint account which equaled $2,500,000, $16,300,000, $2,200,000 and $1,400,000, respectively, in principal amount. At August 31, 2000, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations:

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

ABN/AMRO, Inc.	$814,100,000	6.66%	09/01/2000	$ 814,100,000	$ 814,250,608

Banc of America Securities LLC	900,000,000	6.67	09/01/2000	900,000,000	900,166,750

Barclays Capital, Inc.	500,000,000	6.67	09/01/2000	500,000,000	500,092,639

Bear Stearns Companies, Inc.	300,000,000	6.67	09/01/2000	300,000,000	300,055,583

Chase Securities, Inc.	450,000,000	6.67	09/01/2000	450,000,000	450,083,375

Donaldson, Lufkin & Jenrette, Inc.	1,000,000,000	6.67	09/01/2000	1,000,000,000	1,000,185,278

J.P. Morgan & Co., Inc.	800,000,000	6.65	09/01/2000	800,000,000	800,147,778

Morgan Stanley Dean Witter & Co.	750,000,000	6.65	09/01/2000	750,000,000	750,138,542

Morgan Stanley Dean Witter & Co.	300,000,000	6.60	09/01/2000	300,000,000	300,055,000

UBS Warburg LLC	800,000,000	6.65	09/01/2000	800,000,000	800,147,778

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II				$6,614,100,000	$6,615,323,331

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

7. OTHER MATTERS

As of August 31, 2000, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 11% of the outstanding shares of the CORE U.S. Equity Fund. In addition, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds (as a percentage of outstanding shares):

Fund	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Aggressive Growth Strategy Portfolio

CORE Large Cap Growth	—%	5%	—%

CORE Small Cap Equity	7	8	7

CORE Large Cap Value	18	20	11

CORE International Equity	22	21	11

8. CERTAIN RECLASSIFICATIONS

In accordance with AICPA Statement of Position 93-2, the CORE U.S. Equity Fund reclassified $2 from paid-in capital to accumulated net realized gain from investment, futures and foreign currency related transactions. CORE Large Cap Growth reclassified $164 from accumulated net realized gain from investment, futures and foreign currency related transactions, and $274 from accumulated undistributed net investment income to paid-in capital. CORE Small Cap Equity reclassified $399 and $180,277 from accumulated net realized gain from investment, futures and foreign currency related transactions to paid-in capital and accumulated undistributed net investment income, respectively. CORE Large Cap Value reclassified $850 from accumulated undistributed net investment income to accumulated net realized gain from investment, futures and foreign currency related transactions. CORE International Equity reclassified $273,720 and $400 from accumulated undistributed net investment income to accumulated net realized gain from investment, futures and foreign currency transactions and paid-in capital, respectively. Reclassifications result primarily from the difference in the tax treatment of foreign currency, net operating losses and organization costs.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2000

9. CHANGE IN INDEPENDENT ACCOUNTANTS

On October 26, 1999, the Board of Trustees of the Funds, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Funds’ independent accountants to PricewaterhouseCoopers LLP. For the period ended August 31, 1999 and year ended January 31, 1999, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Funds and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their report.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Goldman Sachs Trust — CORE Funds — Tax Information (Unaudited)

        For the year ended August 31, 2000, 30.74% and 73.86% of the dividends paid from net investment company taxable income by the CORE U.S. Equity and CORE Large Cap Value Funds, respectively, qualify for the dividends received deduction available to corporations.

        Pursuant to Section 852 of the Internal Revenue Code, CORE U.S. Equity, CORE Large Cap Growth and CORE Large Cap Value Funds designate $99,883,968, $4,749,110 and $354,283, respectively, as capital gains dividends for the year ended August 31, 2000.

        From distributions paid during the year ended August 31, 2000, the total amount of income received by the CORE International Equity Fund from sources with foreign countries and possessions of the United States was $0.1321 per share of all of which is attributable to qualified passive income. The total amount of taxes paid by the Fund to such countries was $0.0230 per share. A separate notice containing the country by country components of these totals has been previously mailed to the shareholders.

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2000

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended August 31, 2000, is as follows:

	CORE U.S. Equity Fund
	Shares	Dollars

Class A Shares
Shares sold	4,299,636	$147,748,472
Reinvestment of dividends and distributions	1,814,645	60,210,166
Shares repurchased	(4,601,391)	(158,796,518)

	1,512,890	49,162,120

Class B Shares
Shares sold	2,022,727	67,970,799
Reinvestment of dividends and distributions	679,601	22,025,886
Shares repurchased	(1,361,908)	(45,688,038)

	1,340,420	44,308,647

Class C Shares
Shares sold	761,123	25,417,131
Reinvestment of dividends and distributions	129,351	4,176,748
Shares repurchased	(421,409)	(14,196,500)

	469,065	15,397,379

Institutional Shares
Shares sold	2,043,937	71,350,795
Reinvestment of dividends and distributions	941,797	31,616,126
Shares repurchased	(2,511,099)	(86,461,857)

	474,635	16,505,064

Service Shares
Shares sold	104,405	3,584,995
Reinvestment of dividends and distributions	35,129	1,159,259
Shares repurchased	(143,474)	(4,905,975)

	(3,940)	(161,721)

NET INCREASE (DECREASE)	3,793,070	$125,211,489

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

13,185,194	$264,595,168	2,396,202	$28,017,254	5,748,276	$59,575,667	10,563,804	$122,888,676
82,214	1,599,043	—	—	181,124	1,877,202	264,086	3,079,248
(6,856,684)	(139,418,654)	(3,283,915)	(38,105,187)	(5,225,016)	(53,546,888)	(8,336,349)	(97,065,965)

6,410,724	126,775,557	(887,713)	(10,087,933)	704,384	7,905,981	2,491,541	28,901,959

6,245,212	121,555,868	467,046	5,394,626	1,137,293	11,705,218	368,199	4,263,313
48,352	924,021	—	—	20,707	214,186	20,441	237,117
(1,864,186)	(36,911,091)	(406,335)	(4,598,965)	(761,301)	(7,827,473)	(164,712)	(1,911,815)

4,429,378	85,568,798	60,711	795,661	396,699	4,091,931	223,928	2,588,615

3,571,933	70,145,056	283,210	3,295,043	756,650	7,858,271	997,152	11,442,000
17,989	343,770	—	—	11,936	123,567	9,233	107,195
(1,101,162)	(21,663,375)	(249,135)	(2,821,220)	(494,316)	(5,120,910)	(847,176)	(9,754,850)

2,488,760	48,855,451	34,075	473,823	274,270	2,860,928	159,209	1,794,345

2,019,488	41,436,896	2,529,882	30,183,742	2,688,867	27,742,789	6,441,624	76,556,582
37,627	736,381	—	—	48,421	501,247	88,349	1,039,862
(6,106,529)	(123,783,480)	(1,999,404)	(23,933,329)	(4,477,133)	(46,410,458)	(4,341,229)	(51,299,130)

(4,049,414)	(81,610,203)	530,478	6,250,413	(1,739,845)	(18,166,422)	2,188,744	26,297,314

45,373	945,862	1,408	16,141	—	—	1,581	18,006
680	13,169	—	—	23	239	63	741
(22,151)	(457,572)	(2,769)	(31,969)	(160)	(1,636)	(11)	(138)

23,902	501,459	(1,361)	(15,828)	(137)	(1,397)	1,633	18,609

9,303,350	$180,091,062	(263,810)	$ (2,583,864)	(364,629)	$ (3,308,979)	5,065,055	$ 59,600,842

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2000

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the seven-month period ended August 31, 1999, is as follows:

	CORE U.S. Equity Fund
	Shares	Dollars

Class A Shares
Shares sold	4,480,478	$152,209,945
Reinvestment of dividends and distributions	—	—
Shares repurchased	(4,885,988)	(165,197,641)

	(405,510)	(12,987,696)

Class B Shares
Shares sold	2,114,834	70,617,885
Reinvestment of dividends and distributions	—	—
Shares repurchased	(424,409)	(14,199,866)

	1,690,425	56,418,019

Class C Shares
Shares sold	622,703	20,790,097
Reinvestment of dividends and distributions	—	—
Shares repurchased	(157,393)	(5,321,657)

	465,310	15,468,440

Institutional Shares
Shares sold	2,156,813	74,023,816
Reinvestment of dividends and distributions	—	—
Shares repurchased	(1,693,849)	(58,817,319)

	462,964	15,206,497

Service Shares
Shares sold	53,313	1,807,159
Reinvestment of dividends and distributions	—	—
Shares repurchased	(77,444)	(2,674,453)

	(24,131)	(867,294)

NET INCREASE (DECREASE)	2,189,058	$ 73,237,966

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

10,470,228	$170,184,476	1,258,148	$13,030,383	9,581,268	$104,106,541	4,236,762	$43,587,990
—	—	—	—	20,832	227,047	193	2,066
(3,654,092)	(60,336,764)	(2,417,812)	(24,600,070)	(1,624,984)	(18,072,273)	(4,760,025)	(49,081,701)

6,816,136	109,847,712	(1,159,664)	(11,569,687)	7,977,116	86,261,315	(523,070)	(5,491,645)

5,780,900	93,035,450	301,937	3,002,544	1,385,917	15,120,099	209,022	2,180,794
—	—	—	—	1,345	14,579	—	—
(801,603)	(12,987,080)	(473,346)	(4,654,066)	(43,481)	(468,504)	(104,302)	(1,068,660)

4,979,297	80,048,370	(171,409)	(1,651,522)	1,343,781	14,666,174	104,720	1,112,134

2,791,478	45,140,043	159,684	1,608,796	751,112	8,221,628	495,659	5,019,291
—	—	—	—	610	6,613	—	—
(604,096)	(9,757,233)	(189,207)	(1,825,005)	(13,955)	(152,653)	(417,071)	(4,248,461)

2,187,382	35,382,810	(29,523)	(216,209)	737,767	8,075,588	78,588	770,830

2,587,072	42,841,502	1,430,824	14,494,462	16,847,196	172,118,566	2,418,684	25,505,971
—	—	—	—	4,958	53,468	—	—
(2,662,983)	(43,943,062)	(1,498,950)	(15,266,801)	(4,143,528)	(44,173,282)	(5,665,112)	(58,430,254)

(75,911)	(1,101,560)	(68,126)	(772,339)	12,708,626	127,998,752	(3,246,428)	(32,924,283)

47,403	761,942	2,880	27,449	1,092	12,500	553	5,995
—	—	—	—	1	4	—	—
(2,545)	(41,303)	(1,987)	(18,976)	—	—	(2,003)	(20,376)

44,858	720,639	893	8,473	1,093	12,504	(1,450)	(14,381)

13,951,762	$224,897,971	(1,427,829)	$(14,201,284)	22,768,383	$237,014,333	(3,587,640)	$(36,547,345)

GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2000

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended January 31, 1999, is as follows:

	CORE U.S. Equity Fund
	Shares	Dollars

Class A Shares
Shares sold	8,753,952	$ 259,032,390
Reinvestment of dividends and distributions	381,760	11,200,848
Shares repurchased	(5,761,134)	(166,304,148)

	3,374,578	103,929,090

Class B Shares
Shares sold	2,857,310	83,492,448
Reinvestment of dividends and distributions	83,374	2,414,741
Shares repurchased	(501,968)	(14,454,259)

	2,438,716	71,452,930

Class C Shares
Shares sold	670,600	19,394,950
Reinvestment of dividends and distributions	13,055	377,761
Shares repurchased	(91,806)	(2,614,971)

	591,849	17,157,740

Institutional Shares
Shares sold	3,495,701	106,922,172
Reinvestment of dividends and distributions	252,278	7,502,432
Shares repurchased	(2,092,487)	(62,588,379)

	1,655,492	51,836,225

Service Shares
Shares sold	138,492	4,090,580
Reinvestment of dividends and distributions	8,981	263,345
Shares repurchased	(89,923)	(2,681,502)

	57,550	1,672,423

NET INCREASE	8,118,185	$ 246,048,408

(a)	Commencement date of operations was December 31, 1998 for all share classes.
GOLDMAN SACHS TRUST – CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund (a)		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

8,392,008	$114,907,937	6,683,657	$ 62,993,476	659,370	$ 6,646,109	16,982,750	$159,894,304
775	9,734	5,387	51,508	—	—	25,532	247,660
(2,029,343)	(26,663,301)	(1,432,586)	(14,382,982)	(3,045)	(30,471)	(6,723,268)	(65,336,060)

6,363,440	88,254,370	5,256,458	48,662,002	656,325	6,615,638	10,285,014	94,805,904

5,276,877	72,837,485	828,354	8,824,797	33,500	341,048	515,393	5,051,846
1,075	13,374	—	—	—	—	—	—
(577,338)	(7,608,153)	(241,316)	(2,380,103)	—	—	(67,362)	(640,971)

4,700,614	65,242,706	587,038	6,444,694	33,500	341,048	448,031	4,410,875

2,156,694	29,856,923	565,318	5,743,510	26,441	266,200	308,917	2,996,602
93	1,154	—	—	—	—	—	—
(183,652)	(2,472,936)	(156,900)	(1,557,935)	—	—	(107,735)	(1,051,525)

1,973,135	27,385,141	408,418	4,185,575	26,441	266,200	201,182	1,945,077

19,639,867	283,752,115	7,133,876	75,923,060	5,393,552	54,931,857	30,484,309	302,474,224
2,288	32,678	2,982	28,592	—	—	4,168	40,723
(1,788,450)	(24,482,623)	(1,837,364)	(18,190,952)	(136,723)	(1,380,706)	(4,511,270)	(44,208,971)

17,853,705	259,302,170	5,299,494	57,760,700	5,256,829	53,551,151	25,977,207	258,305,976

105,509	1,439,054	5,527	59,019	160	1,600	2,004	20,035
21	292	2	20	—	—	—	—
(11,909)	(153,375)	(339)	(3,405)	—	—	—	—

93,621	1,285,971	5,190	55,634	160	1,600	2,004	20,035

30,984,515	$441,470,358	11,556,598	$117,108,605	5,973,255	$60,775,637	36,913,438	$359,487,867

GOLDMAN SACHS CORE U.S. EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	$34.21	$ 0.10	(c)	$6.00	$6.10	$ —	$ —	$(3.54)	$(3.54)
2000 – Class B Shares	33.56	(0.14)	(c)	5.83	5.69	—	—	(3.54)	(3.54)
2000 – Class C Shares	33.46	(0.13)	(c)	5.80	5.67	—	—	(3.54)	(3.54)
2000 – Institutional Shares	34.61	0.24	(c)	6.07	6.31	(0.08)	—	(3.54)	(3.62)
2000 – Service Shares	34.05	0.07	(c)	5.96	6.03	—	—	(3.54)	(3.54)

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	32.98	0.03		1.20	1.23	—	—	—	—
1999 – Class B Shares	32.50	(0.11)		1.17	1.06	—	—	—	—
1999 – Class C Shares	32.40	(0.10)		1.16	1.06	—	—	—	—
1999 – Institutional Shares	33.29	0.11		1.21	1.32	—	—	—	—
1999 – Service Shares	32.85	0.01		1.19	1.20	—	—	—	—

FOR THE YEARS ENDED JANUARY 31,

1999 – Class A Shares	26.59	0.04		7.02	7.06	(0.03)	(0.01)	(0.63)	(0.67)
1999 – Class B Shares	26.32	(0.10)		6.91	6.81	—	—	(0.63)	(0.63)
1999 – Class C Shares	26.24	(0.10)		6.89	6.79	—	—	(0.63)	(0.63)
1999 – Institutional Shares	26.79	0.20		7.11	7.31	(0.15)	(0.03)	(0.63)	(0.81)
1999 – Service Shares	26.53	0.06		7.01	7.07	(0.10)	(0.02)	(0.63)	(0.75)

1998 – Class A Shares	23.32	0.11		5.63	5.74	(0.12)	—	(2.35)	(2.47)
1998 – Class B Shares	23.18	0.11		5.44	5.55	—	(0.06)	(2.35)	(2.41)
1998 – Class C Shares (commenced August 15, 1997)	27.48	0.03		1.22	1.25	—	(0.14)	(2.35)	(2.49)
1998 – Institutional Shares	23.44	0.30		5.65	5.95	(0.24)	(0.01)	(2.35)	(2.60)
1998 – Service Shares	23.27	0.19		5.57	5.76	(0.07)	(0.08)	(2.35)	(2.50)

1997 – Class A Shares	19.66	0.16		4.46	4.62	(0.16)	—	(0.80)	(0.96)
1997 – Class B Shares (commenced May 1, 1996)	20.44	0.04		3.70	3.74	(0.04)	(0.16)	(0.80)	(1.00)
1997 – Institutional Shares	19.71	0.30		4.51	4.81	(0.28)	—	(0.80)	(1.08)
1997 – Service Shares (commenced June 7, 1996)	21.02	0.13		3.15	3.28	(0.13)	(0.10)	(0.80)	(1.03)

1996 – Class A Shares	14.61	0.19		5.43	5.62	(0.16)	—	(0.41)	(0.57)
1996 – Institutional Shares (commenced June 15, 1995)	16.97	0.16		3.23	3.39	(0.24)	—	(0.41)	(0.65)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE U.S. EQUITY FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$36.77	18.96%	$715,775	1.14%		0.31%		1.23%		0.22%		59.27%
35.71	18.03	275,673	1.89		(0.44)		1.98		(0.53)		59.27
35.59	18.03	62,820	1.89		(0.43)		1.98		(0.52)		59.27
37.30	19.41	379,172	0.74		0.71		0.83		0.62		59.27
36.54	18.83	11,879	1.24		0.19		1.33		0.10		59.27

34.21	3.73	614,310	1.14	(b)	0.15	(b)	1.24	(b)	0.05	(b)	41.84
33.56	3.26	214,087	1.89	(b)	(0.60	) (b)	1.99	(b)	(0.70	) (b)	41.84
33.46	3.27	43,361	1.89	(b)	(0.61	) (b)	1.99	(b)	(0.71	) (b)	41.84
34.61	3.97	335,465	0.74	(b)	0.54	(b)	0.84	(b)	0.44	(b)	41.84
34.05	3.65	11,204	1.24	(b)	0.06	(b)	1.34	(b)	(0.04	) (b)	41.84

32.98	26.89	605,566	1.23		0.15		1.36		0.02		63.79
32.50	26.19	152,347	1.85		(0.50)		1.98		(0.63)		63.79
32.40	26.19	26,912	1.87		(0.53)		2.00		(0.66)		63.79
33.29	27.65	307,200	0.69		0.69		0.82		0.56		63.79
32.85	27.00	11,600	1.19		0.19		1.32		0.06		63.79

26.59	24.96	398,393	1.28		0.51		1.47		0.32		65.89
26.32	24.28	59,208	1.79		(0.05)		1.96		(0.22)		65.89
26.24	4.85	6,267	1.78	(b)	(0.21	) (b)	1.95	(b)	(0.38	) (b)	65.89
26.79	25.76	202,893	0.65		1.16		0.82		0.99		65.89
26.53	25.11	7,841	1.15		0.62		1.32		0.45		65.89

23.32	23.75	225,968	1.29		0.91		1.53		0.67		37.28
23.18	18.59	17,258	1.83	(b)	0.06	(b)	2.00	(b)	(0.11	) (b)	37.28
23.44	24.63	148,942	0.65		1.52		0.85		1.32		37.28
23.27	15.92	3,666	1.15	(b)	0.69	(b)	1.35	(b)	0.49	(b)	37.28

19.66	38.63	129,045	1.25		1.01		1.55		0.71		39.35
19.71	20.14	64,829	0.65	(b)	1.49	(b)	0.96	(b)	1.18	(b)	39.35

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	$17.02	$ 0.06	(c)	$5.67	$5.73	$ —	$ —	$(0.09)	$(0.09)
2000 – Class B Shares	16.75	(0.09	) (c)	5.57	5.48	—	—	(0.09)	(0.09)
2000 – Class C Shares	16.75	(0.08	) (c)	5.57	5.49	—	—	(0.09)	(0.09)
2000 – Institutional Shares	17.10	0.13	(c)	5.73	5.86	—	—	(0.09)	(0.09)
2000 – Service Shares	16.95	0.03	(c)	5.66	5.69	—	—	(0.09)	(0.09)

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	16.17	(0.01)		0.86	0.85	—	—	—	—
1999 – Class B Shares	15.98	(0.07)		0.84	0.77	—	—	—	—
1999 – Class C Shares	15.99	(0.07)		0.83	0.76	—	—	—	—
1999 – Institutional Shares	16.21	0.03		0.86	0.89	—	—	—	—
1999 – Service Shares	16.11	(0.02)		0.86	0.84	—	—	—	—

FOR THE YEAR ENDED JANUARY 31,

1999 – Class A Shares	11.97	0.01		4.19	4.20	—	—	—	—
1999 – Class B Shares	11.92	(0.06)		4.12	4.06	—	—	—	—
1999 – Class C Shares	11.93	(0.05)		4.11	4.06	—	—	—	—
1999 – Institutional Shares	11.97	0.02		4.23	4.25	—	(0.01)	—	(0.01)
1999 – Service Shares	11.95	(0.01)		4.17	4.16	—	—	—	—

FOR THE PERIOD ENDED JANUARY 31,

1998 – Class A Shares (commenced May 1, 1997)	10.00	0.01		2.35	2.36	(0.01)	—	(0.38)	(0.39)
1998 – Class B Shares (commenced May 1, 1997)	10.00	(0.03)		2.33	2.30	—	—	(0.38)	(0.38)
1998 – Class C Shares (commenced August 15, 1997)	11.80	(0.02)		0.54	0.52	—	(0.01)	(0.38)	(0.39)
1998 – Institutional Shares (commenced May 1, 1997)	10.00	0.01		2.35	2.36	(0.01)	—	(0.38)	(0.39)
1998 – Service Shares (commenced May 1, 1997)	10.00	(0.02)		2.35	2.33	—	—	(0.38)	(0.38)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$22.66	33.73%	$545,763	1.09%		0.31%		1.24%		0.16%		72.59%
22.14	32.78	338,128	1.84		(0.44)		1.99		(0.59)		72.59
22.15	32.84	154,966	1.84		(0.43)		1.99		(0.58)		72.59
22.87	34.34	322,900	0.69		0.65		0.84		0.50		72.59
22.55	33.64	3,879	1.19		0.15		1.34		—		72.59

17.02	5.26	300,684	1.04	(b)	(0.11	) (b)	1.26	(b)	(0.33	) (b)	32.74
16.75	4.82	181,626	1.79	(b)	(0.87	) (b)	2.01	(b)	(1.09	) (b)	32.74
16.75	4.75	75,502	1.79	(b)	(0.87	) (b)	2.01	(b)	(1.09	) (b)	32.74
17.10	5.49	310,704	0.64	(b)	0.31	(b)	0.86	(b)	0.09	(b)	32.74
16.95	5.21	2,510	1.14	(b)	(0.21	) (b)	1.36	(b)	(0.43	) (b)	32.74

16.17	35.10	175,510	0.97		0.05		1.46		(0.44)		63.15
15.98	34.07	93,711	1.74		(0.73)		2.11		(1.10)		63.15
15.99	34.04	37,081	1.74		(0.74)		2.11		(1.11)		63.15
16.21	35.54	295,734	0.65		0.35		1.02		(0.02)		63.15
16.11	34.85	1,663	1.15		(0.16)		1.52		(0.53)		63.15

11.97	23.79	53,786	0.91	(b)	0.12	(b)	2.40	(b)	(1.37	) (b)	74.97
11.92	23.26	13,857	1.67	(b)	(0.72	) (b)	2.91	(b)	(1.96	) (b)	74.97
11.93	4.56	4,132	1.68	(b)	(0.76	) (b)	2.92	(b)	(2.00	) (b)	74.97
11.97	23.89	4,656	0.72	(b)	0.42	(b)	1.96	(b)	(0.82	) (b)	74.97
11.95	23.56	115	1.17	(b)	(0.21	) (b)	2.41	(b)	(1.45	) (b)	74.97

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	$10.23	$(0.03	) (c)	$2.70	$2.67	$ —	$ —	$ —
2000 – Class B Shares	10.09	(0.11	) (c)	2.65	2.54	—	—	—
2000 – Class C Shares	10.10	(0.10	) (c)	2.66	2.56	—	—	—
2000 – Institutional Shares	10.30	0.02	(c)	2.71	2.73	—	—	—
2000 – Service Shares	10.22	(0.04	) (c)	2.69	2.65	—	—	—

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	10.16	(0.01)		0.08	0.07	—	—	—
1999 – Class B Shares	10.07	(0.05)		0.07	0.02	—	—	—
1999 – Class C Shares	10.08	(0.05)		0.07	0.02	—	—	—
1999 – Institutional Shares	10.20	0.02		0.08	0.10	—	—	—
1999 – Service Shares	10.16	(0.01)		0.07	0.06	—	—	—

FOR THE YEAR ENDED JANUARY 31,

1999 – Class A Shares	10.59	0.01		(0.43)	(0.42)	(0.01)	—	(0.01)
1999 – Class B Shares	10.56	(0.05)		(0.44)	(0.49)	—	—	—
1999 – Class C Shares	10.57	(0.04)		(0.45)	(0.49)	—	—	—
1999 – Institutional Shares	10.61	0.04		(0.43)	(0.39)	(0.02)	—	(0.02)
1999 – Service Shares	10.60	0.01		(0.44)	(0.43)	(0.01)	—	(0.01)

FOR THE PERIOD ENDED JANUARY 31,

1998 – Class A Shares (commenced August 15, 1997)	10.00	(0.01)		0.65	0.64	—	(0.05)	(0.05)
1998 – Class B Shares (commenced August 15, 1997)	10.00	(0.03)		0.64	0.61	—	(0.05)	(0.05)
1998 – Class C Shares (commenced August 15, 1997)	10.00	(0.02)		0.64	0.62	—	(0.05)	(0.05)
1998 – Institutional Shares (commenced August 15, 1997)	10.00	0.01		0.65	0.66	—	(0.05)	(0.05)
1998 – Service Shares (commenced August 15, 1997)	10.00	0.01		0.64	0.65	—	(0.05)	(0.05)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment loss to average net assets		Portfolio turnover rate

$12.90	26.10%	$54,954	1.33%		(0.21)%		1.55%		(0.43)		135.36%
12.63	25.17	17,923	2.08		(0.96)		2.30		(1.18)		135.36
12.66	25.35	8,289	2.08		(0.96)		2.30		(1.18)		135.36
13.03	26.60	86,196	0.93		0.19		1.15		(0.03)		135.36
12.87	25.93	63	1.43		(0.30)		1.65		(0.52)		135.36

10.23	0.69	52,660	1.33	(b)	(0.12	) (b)	1.67	(b)	(0.46	) (b)	52.03
10.09	0.20	13,711	2.08	(b)	(0.86	) (b)	2.42	(b)	(1.20	) (b)	52.03
10.10	0.20	6,274	2.08	(b)	(0.86	) (b)	2.42	(b)	(1.20	) (b)	52.03
10.30	0.98	62,633	0.93	(b)	0.28	(b)	1.27	(b)	(0.06	) (b)	52.03
10.22	0.59	64	1.43	(b)	(0.22	) (b)	1.77	(b)	(0.56	) (b)	52.03

10.16	(3.97)	64,087	1.31		0.08		2.00		(0.61)		75.38
10.07	(4.64)	15,406	2.00		(0.55)		2.62		(1.17)		75.38
10.08	(4.64)	6,559	2.01		(0.56)		2.63		(1.18)		75.38
10.20	(3.64)	62,763	0.94		0.60		1.56		(0.02)		75.38
10.16	(4.07)	54	1.44		0.01		2.06		(0.61)		75.38

10.59	6.37	11,118	1.25	(b)	(0.36	) (b)	3.92	(b)	(3.03	) (b)	37.65
10.56	6.07	9,957	1.95	(b)	(1.04	) (b)	4.37	(b)	(3.46	) (b)	37.65
10.57	6.17	2,557	1.95	(b)	(1.07	) (b)	4.37	(b)	(3.49	) (b)	37.65
10.61	6.57	9,026	0.95	(b)	0.15	(b)	3.37	(b)	(2.27	) (b)	37.65
10.60	6.47	2	1.45	(b)	0.40	(b)	3.87	(b)	(2.02	) (b)	37.65

GOLDMAN SACHS CORE LARGE CAP VALUE FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	$10.55	$0.12	(c)	$0.36	$0.48	$(0.10)	$(0.12)	$(0.22)
2000 – Class B Shares	10.50	0.05	(c)	0.36	0.41	(0.04)	(0.12)	(0.16)
2000 – Class C Shares	10.51	0.04	(c)	0.37	0.41	(0.04)	(0.12)	(0.16)
2000 – Institutional Shares	10.55	0.16	(c)	0.37	0.53	(0.14)	(0.12)	(0.26)
2000 – Service Shares	10.55	0.11	(c)	0.36	0.47	(0.09)	(0.12)	(0.21)

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	10.15	0.04		0.40	0.44	(0.04)	—	(0.04)
1999 – Class B Shares	10.15	0.01		0.36	0.37	(0.02)	—	(0.02)
1999 – Class C Shares	10.15	0.01		0.37	0.38	(0.02)	—	(0.02)
1999 – Institutional Shares	10.16	0.06		0.38	0.44	(0.05)	—	(0.05)
1999 – Service Shares	10.16	0.02		0.40	0.42	(0.03)	—	(0.03)

FOR THE PERIOD ENDED JANUARY 31,

1999 – Class A Shares (commenced December 31, 1998)	10.00	0.01		0.14	0.15	—	—	—
1999 – Class B Shares (commenced December 31, 1998)	10.00	—		0.15	0.15	—	—	—
1999 – Class C Shares (commenced December 31, 1998)	10.00	—		0.15	0.15	—	—	—
1999 – Institutional Shares (commenced December 31, 1998)	10.00	0.01		0.15	0.16	—	—	—
1999 – Service Shares (commenced December 31, 1998)	10.00	0.02		0.14	0.16	—	—	—

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE LARGE CAP VALUE FUND

						Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.81	4.68%	$100,972	1.06%	1.14%		1.17%		1.03%		83.30%
10.75	3.96	19,069	1.81	0.44		1.92		0.33		83.30
10.76	3.97	11,178	1.81	0.45		1.92		0.34		83.30
10.82	5.20	175,493	0.66	1.54		0.77		1.43		83.30
10.81	4.60	12	1.16	1.07		1.27		0.96		83.30

10.55	4.31	91,072	1.04 (b)	0.87	(b)	1.21	(b)	0.70	(b)	36.10
10.50	3.68	14,464	1.79 (b)	0.05	(b)	1.96	(b)	(0.12	) (b)	36.10
10.51	3.73	8,032	1.79 (b)	0.09	(b)	1.96	(b)	(0.08	) (b)	36.10
10.55	4.35	189,540	0.64 (b)	1.29	(b)	0.81	(b)	1.12	(b)	36.10
10.55	4.11	13	1.14 (b)	0.72	(b)	1.31	(b)	0.55	(b)	36.10

10.15	1.50	6,665	1.08 (b)	1.45	(b)	8.03	(b)	(5.50	) (b)	0.00
10.15	1.50	340	1.82 (b)	0.84	(b)	8.77	(b)	(6.11	) (b)	0.00
10.15	1.50	268	1.83 (b)	0.70	(b)	8.78	(b)	(6.25	) (b)	0.00
10.16	1.60	53,396	0.66 (b)	1.97	(b)	7.61	(b)	(4.98	) (b)	0.00
10.16	1.60	2	1.16 (b)	2.17	(b)	8.11	(b)	(4.78	) (b)	0.00

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
		Income from investment				Distributions to shareholders

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions

FOR THE YEAR ENDED AUGUST 31,

2000 – Class A Shares	$10.87	$ 0.02	(c)	$ 0.74	$ 0.76	$(0.05)	$(0.26)	$(0.31)
2000 – Class B Shares	10.81	(0.04)	(c)	0.73	0.69	(0.02)	(0.26)	(0.28)
2000 – Class C Shares	10.82	(0.03)	(c)	0.72	0.69	(0.02)	(0.26)	(0.28)
2000 – Institutional Shares	11.00	0.09	(c)	0.75	0.84	(0.10)	(0.26)	(0.36)
2000 – Service Shares	10.93	0.05	(c)	0.73	0.78	(0.09)	(0.26)	(0.35)

FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 – Class A Shares	9.98	0.05		0.84	0.89	—	—	—
1999 – Class B Shares	9.95	0.01		0.85	0.86	—	—	—
1999 – Class C Shares	9.96	0.01		0.85	0.86	—	—	—
1999 – Institutional Shares	10.06	0.09		0.85	0.94	—	—	—
1999 – Service Shares	10.02	0.01		0.90	0.91	—	—	—

FOR THE YEAR ENDED JANUARY 31,

1999 – Class A Shares	9.22	(0.01)		0.79	0.78	(0.02)	—	(0.02)
1999 – Class B Shares	9.21	—		0.74	0.74	—	—	—
1999 – Class C Shares	9.22	—		0.74	0.74	—	—	—
1999 – Institutional Shares	9.24	0.05		0.80	0.85	(0.03)	—	(0.03)
1999 – Service Shares	9.23	—		0.81	0.81	(0.02)	—	(0.02)

FOR THE PERIOD ENDED JANUARY 31,

1998 – Class A Shares (commenced August 15, 1997)	10.00	—		(0.78)	(0.78)	—	—	—
1998 – Class B Shares (commenced August 15, 1997)	10.00	(0.02)		(0.77)	(0.79)	—	—	—
1998 – Class C Shares (commenced August 15, 1997)	10.00	(0.02)		(0.76)	(0.78)	—	—	—
1998 – Institutional Shares (commenced August 15, 1997)	10.00	0.02		(0.76)	(0.74)	(0.02)	—	(0.02)
1998 – Service Shares (commenced August 15, 1997)	10.00	0.01		(0.78)	(0.77)	—	—	—

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

							Ratios assuming no expense redemptions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$11.32	6.92%	$147,409	1.66%		0.14%		1.75%		0.05%		92.10%
11.22	6.36	12,032	2.16		(0.36)		2.25		(0.45)		92.10
11.23	6.34	6,887	2.16		(0.34)		2.25		(0.43)		92.10
11.48	7.62	308,074	1.01		0.78		1.10		0.69		92.10
11.36	7.05	27	1.51		0.33		1.60		0.24		92.10

10.87	8.92	114,502	1.66	(b)	0.78	(b)	1.76	(b)	0.68	(b)	64.97
10.81	8.64	9,171	2.16	(b)	0.26	(b)	2.26	(b)	0.16	(b)	64.97
10.82	8.63	4,913	2.16	(b)	0.23	(b)	2.26	(b)	0.13	(b)	64.97
11.00	9.34	271,212	1.01	(b)	1.43	(b)	1.11	(b)	1.33	(b)	64.97
10.93	9.08	8	1.51	(b)	0.07	(b)	1.61	(b)	(0.03	) (b)	64.97

9.98	8.37	110,338	1.63		(0.11)		1.94		(0.42)		194.61
9.95	8.03	7,401	2.08		(0.03)		2.39		(0.34)		194.61
9.96	8.03	3,742	2.08		(0.04)		2.39		(0.35)		194.61
10.06	9.20	280,731	1.01		0.84		1.32		0.53		194.61
10.02	8.74	22	1.50		0.02		1.81		(0.29)		194.61

9.22	(7.66)	7,087	1.50	(b)	(0.27	) (b)	4.87	(b)	(3.90	) (b)	25.16
9.21	(7.90)	2,721	2.00	(b)	(0.72	) (b)	5.12	(b)	(3.84	) (b)	25.16
9.22	(7.80)	1,608	2.00	(b)	(0.73	) (b)	5.12	(b)	(3.85	) (b)	25.16
9.24	(7.45)	17,719	1.00	(b)	0.59	(b)	4.12	(b)	(2.53	) (b)	25.16
9.23	(7.70)	1	1.50	(b)	0.26	(b)	4.62	(b)	(2.86	) (b)	25.16

GOLDMAN SACHS CORE U.S. EQUITY FUND

Report of Independent Accountants

To the Shareholders and Board of Trustees of
Goldman Sachs Trust — CORE Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund and Core International Equity Fund (collectively, “the CORE Equity Funds”), portfolios of Goldman Sachs Trust at August 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Core Equity Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets of the CORE Equity Funds for the periods ended August 31, 1999 and January 31, 1999 and the financial highlights for each of the periods ended on or before August 31, 1999 were audited by other independent accountants whose report dated October 8, 1999 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 23, 2000

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR NEW YORK , NEW YORK 10005

TRUSTEES	O F F I C E R S
Ashok N. Bakhru, Chairman	Douglas C. Grip, President
David B. Ford	Jesse H. Cole, Vice President
Douglas C. Grip	James A. Fitzpatrick, Vice President
Patrick T. Harker	John M. Perlowski, Treasurer
John P. McNulty	Peter W. Fortner, Assistant Treasurer
Mary P. McPherson	Philip V. Giuca, Jr., Assistant Treasurer
Alan A. Shuch	Howard B. Surloff, Secretary
William H. Springer	Amy E. Belanger, Assistant Secretary
Richard P. Strubel	Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.	GOLDMAN SACHS ASSET MANAGEMENT
Distributor and Transfer Agent	Investment Adviser

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This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times the fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies.

CORESM is a service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Fund.

Copyright 2000 Goldman, Sachs & Co. All rights reserved. Date of first use: October 30, 2000 / 00-1383	COREAR / 112K / 10-00